UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804845.101

ADIF-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
Australia - 0.8%
CSL Ltd.	1,142,744	$ 30,175
Macquarie Bank Ltd.	658,352	31,400
TOTAL AUSTRALIA		61,575
Belgium - 0.2%
KBC Groupe SA	182,138	14,520
Bermuda - 0.0%
Clear Media Ltd. (a)	3,038,100	2,716
Brazil - 1.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	457,500	15,930
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,242,132	45,698
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	782,900	13,987
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	2,913,900	35,112
TOTAL BRAZIL		110,727
Canada - 2.6%
Canadian Natural Resources Ltd.	505,600	21,061
Canadian Western Bank, Edmonton	685,300	17,391
EnCana Corp.	1,465,248	60,400
ITF Optical Technologies, Inc. Series A (e)	1,792	0
Jean Coutu Group, Inc.:
Class A (d)	100	1
Class A (sub. vtg.)	1,050,940	15,708
OZ Optics Ltd. unit (a)(e)	5,400	80
Precision Drilling Corp. (a)	841,200	35,603
Talisman Energy, Inc.	910,600	39,931
TimberWest Forest Corp.	627,800	8,250
TOTAL CANADA		198,425
Cayman Islands - 0.6%
Apex Silver Mines Ltd. (a)	434,100	6,025
Foxconn International Holdings Ltd.	28,542,000	23,499
The9 Computer Technology Consulting Co. Ltd. sponsored ADR	809,300	18,484
TOTAL CAYMAN ISLANDS		48,008
China - 0.2%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	287,200	5,365
Common Stocks - continued
	Shares	Value (000s)
China - continued
Global Bio-Chem Technology Group Co. Ltd.	21,678,000	$ 10,876
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	954,000	9
TOTAL CHINA		16,250
Denmark - 1.1%
Danske Bank AS	852,675	26,609
GN Store Nordic AS	1,972,500	21,961
Novo Nordisk AS Series B	603,693	31,203
TOTAL DENMARK		79,773
Finland - 2.3%
Fortum Oyj	1,355,800	24,774
Neste Oil Oyj	755,800	21,013
Nokia Corp. sponsored ADR	8,119,800	129,511
TOTAL FINLAND		175,298
France - 12.3%
Accor SA	778,600	39,650
AXA SA	177,200	4,838
AXA SA sponsored ADR	2,857,500	78,010
Bacou Dalloz	76,915	6,957
BNP Paribas SA	835,546	60,431
CNP Assurances	439,993	29,609
Eiffage SA	268,005	24,615
Financiere Marc de Lacharriere SA (Fimalac)	431,479	24,155
France Telecom SA sponsored ADR	2,075,200	64,124
L'Air Liquide SA	153,300	27,231
Lagardere S.C.A. (Reg.)	663,682	47,921
Neopost SA	274,629	25,540
Nexity	695,066	29,328
NRJ Group	1,202,020	26,103
Orpea (a)	187,100	9,567
Pernod-Ricard	59,403	9,947
Pinault Printemps-Redoute SA	217,762	21,981
Sanofi-Aventis sponsored ADR	1,954,700	84,639
Societe des Autoroutes du Nord et de l'Est de la France	437,400	23,574
Total SA:
Series B	109,670	27,418
sponsored ADR	1,275,400	159,425
Common Stocks - continued
	Shares	Value (000s)
France - continued
Vinci SA	292,306	$ 23,675
Vivendi Universal SA sponsored ADR	2,545,500	80,896
TOTAL FRANCE		929,634
Germany - 11.2%
Aareal Bank AG (a)	229,538	8,074
Allianz AG sponsored ADR	9,893,870	125,949
BASF AG sponsored ADR	190,800	13,509
Bayer AG	782,300	27,912
Bayer AG sponsored ADR	963,700	34,385
Bijou Brigitte Modische Accessoires AG	21,270	4,388
Bilfinger & Berger Bau AG	623,800	32,145
Deutsche Boerse AG	320,434	28,145
Deutsche Post AG	528,800	13,118
Deutsche Telekom AG sponsored ADR	5,531,200	109,407
E.ON AG sponsored ADR	2,222,800	68,462
Epcos AG (a)	679,800	9,998
GFK AG	272,027	10,723
Heidelberger Druckmaschinen AG	555,900	18,590
Hochtief AG	1,283,200	48,792
Hypo Real Estate Holding AG	1,175,040	47,729
K&S AG	623,532	39,125
MAN AG	631,243	29,406
Merck KGaA	105,500	9,394
Metro AG	676,300	34,014
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	196,200	22,845
RWE AG	409,661	27,448
SAP AG sponsored ADR	1,187,100	50,832
SolarWorld AG	289,406	28,188
TOTAL GERMANY		842,578
Greece - 0.6%
Greek Organization of Football Prognostics SA	1,325,660	43,142
Hong Kong - 1.1%
ASM Pacific Technology Ltd.	2,160,000	10,114
Cheung Kong Holdings Ltd.	1,829,000	19,729
Techtronic Industries Co. Ltd.	2,613,000	6,487
Television Broadcasts Ltd.	2,327,000	13,994
Wharf Holdings Ltd.	9,436,000	35,444
TOTAL HONG KONG		85,768
Common Stocks - continued
	Shares	Value (000s)
India - 1.7%
Bank of Baroda	1,787,020	$ 10,825
Housing Development Finance Corp. Ltd.	1,144,197	24,385
Infosys Technologies Ltd.	233,659	12,202
Infrastructure Development Finance Co. Ltd. (a)	1,266,464	991
National Thermal Power Corp.	5,086,700	10,984
Satyam Computer Services Ltd.	3,055,820	36,706
State Bank of India	1,502,350	31,814
TOTAL INDIA		127,907
Ireland - 0.7%
Allied Irish Banks PLC	1,559,698	33,775
C&C Group PLC	2,382,700	11,614
CRH PLC	359,817	10,187
TOTAL IRELAND		55,576
Italy - 3.8%
Autostrade Spa	797,816	20,121
Banca Intesa Spa	10,887,854	52,938
Banche Popolari Unite Scarl	1,151,000	23,292
Banco Popolare di Verona e Novara	1,355,466	24,224
Davide Campari-Milano Spa	1,823,000	14,180
ENI Spa sponsored ADR	521,600	73,754
Lottomatica Spa New	486,700	16,878
Mediobanca Spa	1,112,700	21,263
Societa Iniziative Autostradali e Servizi Spa (SIAS)	840,000	11,939
Unicredito Italiano Spa	4,537,900	24,045
TOTAL ITALY		282,634
Japan - 16.6%
Advantest Corp.	66,800	5,347
Aiful Corp.	159,350	11,493
Aoyama Trading Co. Ltd.	1,000,200	25,351
Asahi Breweries Ltd.	1,239,100	13,973
Asahi Glass Co. Ltd.	1,895,000	18,302
Bank of Nagoya Ltd.	2,275,000	13,191
Canon, Inc. sponsored ADR	704,300	34,630
Credit Saison Co. Ltd.	1,074,500	35,834
Daihatsu Motor Co. Ltd.	2,322,000	19,927
Daiwa Securities Group, Inc.	5,983,000	35,117
E*Trade Securities Co. Ltd.	7,490	21,715
East Japan Railway Co.	6,136	30,122
Hokuhoku Financial Group, Inc.	2,336,000	6,710
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Honda Motor Co. Ltd.	519,300	$ 26,765
Ito-Yokado Ltd.	726,700	24,171
JAFCO Co. Ltd.	206,100	11,144
Juroku Bank Ltd.	2,428,000	13,798
Matsushita Electric Industrial Co. Ltd.	2,300,000	37,306
Millea Holdings, Inc.	1,493	19,528
Mitsubishi Electric Corp.	4,230,000	22,308
Mitsubishi Securities Co. Ltd.	1,632,000	13,890
Mitsui Fudosan Co. Ltd.	1,313,000	14,958
Mitsui Trust Holdings, Inc.	3,168,000	32,062
Mizuho Financial Group, Inc.	3,511	15,831
Murata Manufacturing Co. Ltd.	441,300	21,350
Nikko Cordial Corp.	9,052,000	38,802
Nikon Corp.	2,307,000	26,015
Nippon Chemi-con Corp.	5,443,900	30,936
Nippon Electric Glass Co. Ltd.	2,006,800	30,126
Nippon Oil Corp.	1,643,000	11,280
Nishi-Nippon City Bank Ltd.	5,706,000	23,292
Nitori Co. Ltd.	295,550	20,423
Nitto Denko Corp.	514,600	28,283
Nomura Holdings, Inc.	1,559,000	18,537
NTT Urban Development Co.	1,658	6,960
Okamura Corp.	1,095,000	8,521
OMC Card, Inc.	764,000	10,164
Oracle Corp. Japan	102,200	4,508
ORIX Corp.	279,100	41,253
Ricoh Co. Ltd.	1,487,000	22,785
SFCG Co. Ltd.	149,310	33,595
SHIMIZU Corp.	4,274,000	20,373
Sumitomo Electric Industries Ltd.	3,745,000	41,998
Sumitomo Forestry Co. Ltd.	2,053,000	19,025
Sumitomo Mitsui Financial Group, Inc.	10,771	70,980
Sumitomo Osaka Cement Co. Ltd.	8,325,000	21,767
T&D Holdings, Inc.	433,650	20,555
Taiheiyo Cement Corp.	4,508,000	13,070
Takara Holdings, Inc.	569,000	3,557
Takefuji Corp.	170,700	11,052
TIS, Inc.	399,500	11,724
Tokuyama Corp.	3,207,000	25,783
Tokyo Electron Ltd.	1,091,600	59,024
Tokyo Tomin Bank Ltd.	791,300	19,528
UFJ Holdings, Inc. (a)	2,652	13,679
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Victor Co. of Japan Ltd.	2,502,200	$ 15,888
Yahoo! Japan Corp.	2,582	5,557
TOTAL JAPAN		1,253,863
Korea (South) - 1.8%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	856,830	16,244
Hyundai Heavy Industries Co. Ltd.	238,250	13,434
Hyundai Mipo Dockyard Co. Ltd.	170,770	10,664
Kookmin Bank sponsored ADR	691,410	36,423
Samsung Electronics Co. Ltd.	33,771	18,646
Samsung Heavy Industries Ltd.	728,590	8,366
Shinhan Financial Group Co. Ltd.	1,063,534	32,375
TOTAL KOREA (SOUTH)		136,152
Luxembourg - 1.4%
SES Global unit	3,316,753	52,039
Stolt-Nielsen SA Class B sponsored ADR	1,583,800	53,976
TOTAL LUXEMBOURG		106,015
Mexico - 0.6%
Fomento Economico Mexicano SA de CV sponsored ADR	645,400	41,951
Industrias Penoles SA de CV	1,416,000	6,618
TOTAL MEXICO		48,569
Netherlands - 5.4%
ASM International NV (Nasdaq) (a)	1,358,600	21,004
ASML Holding NV (NY Shares) (a)	3,702,400	65,162
Axalto Holding NV (a)	663,700	22,935
Fugro NV (Certificaten Van Aandelen) unit	492,800	13,349
ING Groep NV sponsored ADR	2,281,700	68,999
Koninklijke Ahold NV (a)	2,957,000	26,030
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	431,286	18,198
Koninklijke Philips Electronics NV (NY Shares)	2,130,000	57,766
Koninklijke Wessanen NV	749,813	11,783
Randstad Holdings NV	370,200	15,095
Reed Elsevier NV sponsored ADR	1,298,000	35,409
Unilever NV (NY Shares)	218,600	14,627
VNU NV	1,196,553	34,326
TOTAL NETHERLANDS		404,683
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	408,300	34,191
Common Stocks - continued
	Shares	Value (000s)
New Zealand - 0.0%
The Warehouse Group Ltd.	730,295	$ 1,913
Norway - 1.0%
DnB NOR ASA	3,950,480	41,391
Fred Olsen Energy ASA (a)	649,000	18,100
Odfjell ASA:
(A Shares)	28,600	586
(B Shares)	915,000	16,918
TOTAL NORWAY		76,995
Portugal - 0.4%
Brisa Auto-Estradas de Portugal SA	2,490,680	19,177
Impresa SGPS (a)	2,186,400	14,183
TOTAL PORTUGAL		33,360
Russia - 0.4%
Novatek JSC GDR (a)(d)	468,166	9,691
Sistema Jsfc sponsored GDR (d)	976,800	17,309
TOTAL RUSSIA		27,000
Singapore - 0.5%
Flextronics International Ltd. (a)	1,457,900	19,740
STATS ChipPAC Ltd. sponsored ADR (a)	2,545,600	17,437
TOTAL SINGAPORE		37,177
South Africa - 1.1%
Edgars Consolidated Stores Ltd.	4,306,000	20,895
Massmart Holdings Ltd.	1,422,800	10,649
Standard Bank Group Ltd.	1,783,300	19,179
Steinhoff International Holdings Ltd.	11,649,802	29,418
TOTAL SOUTH AFRICA		80,141
Spain - 1.9%
Actividades de Construccion y Servicios SA (ACS)	865,667	25,033
Antena 3 Television SA	930,388	18,354
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	408,000	6,854
Compania de Distribucion Integral Logista SA	105,220	5,500
Gestevision Telecinco SA	761,848	18,059
Telefonica SA sponsored ADR	1,346,280	67,920
TOTAL SPAIN		141,720
Sweden - 1.2%
Eniro AB	2,654,100	29,826
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Gambro AB (A Shares)	2,033,072	$ 29,590
Securitas AB (B Shares)	1,150,600	19,488
Skandia Foersaekrings AB	1,659,500	9,405
TOTAL SWEDEN		88,309
Switzerland - 9.0%
ABB Ltd. (Reg.) (a)	7,491,450	51,050
Actelion Ltd. (Reg.) (a)	244,208	26,194
Alcon, Inc.	200,800	23,002
Ciba Specialty Chemicals, Inc.	124,377	7,443
Clariant AG (Reg.)	1,353,979	18,810
Compagnie Financiere Richemont unit	1,137,738	40,089
Credit Suisse Group sponsored ADR	642,200	26,908
Nestle SA (Reg.)	425,167	116,649
Nobel Biocare Holding AG (Switzerland)	57,876	12,218
Novartis AG sponsored ADR	2,649,332	129,049
Phonak Holding AG	330,205	13,070
Roche Holding AG (participation certificate)	938,456	127,609
Schindler Holding AG (Reg.)	21,007	8,592
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	20,496	15,398
Syngenta AG sponsored ADR	1,187,700	24,704
UBS AG (NY Shares)	443,047	36,312
TOTAL SWITZERLAND		677,097
Taiwan - 2.0%
Acer, Inc.	10,915,000	20,789
Advanced Semiconductor Engineering, Inc.	42,024,000	32,965
Chi Mei Optoelectronics Corp.	12,471,000	18,333
Siliconware Precision Industries Co. Ltd.	25,055,441	25,787
Taiwan Semiconductor Manufacturing Co. Ltd.	424,125	708
United Microelectronics Corp.	38,429,000	27,191
United Microelectronics Corp. sponsored ADR	5,697,300	21,935
TOTAL TAIWAN		147,708
United Kingdom - 11.6%
3i Group PLC	1,679,905	21,022
AstraZeneca PLC sponsored ADR	135,000	6,134
BAE Systems PLC	9,191,280	49,755
BP PLC sponsored ADR	2,450,900	161,465
Capita Group PLC	5,784,313	36,802
Carnival PLC sponsored ADR	237,400	12,737
Eircom Group PLC	3,510,400	7,172
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
EMI Group PLC	4,486,500	$ 19,063
Group 4 Securicor PLC:
(Denmark)	2,975,530	8,367
(United Kingdom)	12,255,700	33,979
HSBC Holdings PLC sponsored ADR	1,128,400	91,389
National Grid Transco PLC	3,375,730	31,089
Prudential PLC	2,872,600	27,086
Rank Group PLC	4,140,427	19,066
Reckitt Benckiser PLC	155,538	4,675
Serco Group PLC	5,026,248	21,533
Smiths Group PLC	1,517,700	25,567
T&F Informa PLC	2,303,100	15,726
Tesco PLC	4,989,142	28,542
Unilever PLC sponsored ADR	1,392,200	54,338
Vodafone Group PLC sponsored ADR	6,925,600	178,882
Yell Group PLC	2,119,870	16,813
TOTAL UNITED KINGDOM		871,202
United States of America - 1.7%
News Corp. Class A	1,811,500	29,672
Synthes, Inc.	456,911	49,576
Telewest Global, Inc. (a)	1,450,273	32,399
Transocean, Inc. (a)	323,800	18,272
TOTAL UNITED STATES OF AMERICA		129,919
TOTAL COMMON STOCKS (Cost $6,439,257)		7,370,545
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(e)	8,500	0
Nonconvertible Preferred Stocks - 0.9%
Italy - 0.9%
Banca Intesa Spa (Risp)	5,193,100	23,820
Buzzi Unicem Spa (Risp)	1,691,700	17,985
Telecom Italia Spa (Risp)	6,597,900	17,768
Unicredito Italiano Spa (Risp)	1,329,088	7,581
TOTAL ITALY		67,154
TOTAL PREFERRED STOCKS (Cost $66,921)		67,154
Money Market Funds - 1.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.31% (b)	55,899,997	$ 55,900
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	61,810,192	61,810
TOTAL MONEY MARKET FUNDS (Cost $117,710)		117,710
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $6,623,888)		7,555,409
NET OTHER ASSETS - (0.2)%		(18,701)
NET ASSETS - 100%		$ 7,536,708
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,001,000 or 0.4% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ITF Optical Technologies, Inc. Series A	10/11/00	$ 90
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,628,895,000. Net unrealized appreciation aggregated $926,514,000, of which $1,061,494,000 related to appreciated investment securities and $134,980,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804857.101

AEA-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value
Bermuda - 1.2%
Asia Aluminum Holdings Ltd. (a)	1,806,000	$ 204,446
GOME Electrical Appliances Holdings Ltd.	404,000	249,460
Ports Design Ltd.	246,500	196,601
Skyworth Digital Holdings Ltd.	784,000	116,991
TOTAL BERMUDA		767,498
Cayman Islands - 2.5%
Beauty China Holdings Ltd.	248,000	140,820
China Metal International Holdings, Inc. (a)	400,000	122,209
China Shineway Pharmaceutical Group Ltd.	106,000	35,453
Dynasty Fine Wines Group Ltd.	746,000	275,902
Kingboard Chemical Holdings Ltd.	189,000	539,750
Semiconductor Manufacturing International Corp. (a)	2,370,000	503,049
TOTAL CAYMAN ISLANDS		1,617,183
China - 5.9%
Anhui Conch Cement Co. Ltd. (H Shares)	296,000	279,870
Beijing Media Corp. Ltd. (H Shares)	20,500	44,040
China International Marine Containers Co. Ltd. (B Shares)	530,600	540,593
Chitaly Holdings Ltd.	332,000	213,543
Chongqing Changan Automobile Co. Ltd. (B Shares)	400,000	223,835
PetroChina Co. Ltd. (H Shares)	1,228,000	1,095,744
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	82,500	137,967
Shanghai Electric (Group) Corp. (H Shares)	926,000	231,095
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	201,150	127,328
Shenergy Co. Ltd. warrants (UBS Warrant Programme) 2/16/06 (a)	245,800	235,623
Weichai Power Co. Ltd. (H Shares)	124,000	299,089
Yantai Changyu Pioneer Wine Co. (B Shares)	155,700	229,136
ZTE Corp. (H Shares)	83,400	239,248
TOTAL CHINA		3,897,111
Hong Kong - 13.7%
ASM Pacific Technology Ltd.	11,500	53,849
Automated Systems Holdings Ltd.	500,000	126,068
Cheung Kong Holdings Ltd.	80,000	862,921
CNOOC Ltd.	1,880,500	1,312,777
Denway Motors Ltd.	670,000	262,877
Esprit Holdings Ltd.	52,500	391,710
Great Eagle Holdings Ltd.	88,000	255,840
Hong Kong & Shanghai Hotels Ltd.	174,000	203,689
Hopewell Holdings Ltd.	99,000	256,619
Hutchison Whampoa Ltd.	187,000	1,827,036
Common Stocks - continued
	Shares	Value
Hong Kong - continued
JCG Holdings Ltd.	582,000	$ 613,924
K Wah Construction Materials Ltd.	348,000	235,026
Next Media Ltd. (a)	1,104,000	489,966
Shanghai Industrial Holdings Ltd. Class H	100,000	211,614
Sun Hung Kai Properties Ltd.	70,000	721,738
Wharf Holdings Ltd.	243,000	912,782
Wing Hang Bank Ltd.	50,000	357,299
TOTAL HONG KONG		9,095,735
India - 8.3%
Alembic Ltd.	29,900	189,250
Britannia Industries Ltd.	4,900	113,391
Crompton Greaves Ltd.	39,200	500,468
Gateway Distriparks Ltd.	43,276	173,393
Housing Development Finance Corp. Ltd.	22,900	488,048
IL&FS Investsmart Ltd. (a)	73,876	291,320
Infrastructure Development Finance Co. Ltd. (a)	25,500	19,959
ITC Ltd.	15,430	597,753
IVRCL Infrastructures & Projects Ltd.	20,865	298,397
Larsen & Toubro Ltd.	12,700	370,709
Max India Ltd. (a)	22,250	281,198
Oil & Natural Gas Corp. Ltd.	23,263	502,586
Punjab National Bank	26,984	263,504
Reliance Industries Ltd.	20,000	323,826
State Bank of India	45,830	970,501
Zen Technologies Ltd. (a)	17,499	107,838
TOTAL INDIA		5,492,141
Indonesia - 2.3%
PT Indosat Tbk	424,500	251,107
PT Mitra Adiperkasa Tbk	2,913,500	380,346
PT Semen Gresik Tbk	118,500	240,505
PT Telkomunikasi Indonesia Tbk Series B	1,163,500	658,586
TOTAL INDONESIA		1,530,544
Korea (South) - 22.7%
Binggrea Co. Ltd.	5,980	245,441
Core Logic, Inc.	6,500	222,320
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	35,330	669,796
Doosan Heavy Industries & Construction Co. Ltd.	16,000	289,260
Hana Bank	7,960	253,976
Hynix Semiconductor, Inc. (a)	27,010	630,841
Hyundai Engineering & Construction Co. Ltd. (a)	16,000	478,452
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Mipo Dockyard Co. Ltd.	8,680	$ 542,023
Keangnam Enterprises (a)	20,000	193,492
Kia Motors Corp.	78,070	1,197,791
Kookmin Bank	30,140	1,605,229
Korea Exchange Bank (a)	18,850	184,208
Korea Investment Holdings Co. Ltd.	18,000	413,369
LG Electronics, Inc.	1,850	120,405
LG Household & Health Care Ltd.	9,000	431,838
NHN Corp. (a)	2,000	248,217
S-Oil Corp.	7,070	540,286
Samsung Electro-Mechanics Co. Ltd.	11,000	303,675
Samsung Electronics Co. Ltd.	9,497	5,243,627
SFA Engineering Corp.	8,000	197,401
Shinhan Financial Group Co. Ltd.	13,960	424,953
Shinsegae Co. Ltd.	1,720	610,984
TOTAL KOREA (SOUTH)		15,047,584
Malaysia - 3.3%
AMMB Holdings BHD	300,000	223,170
British American Tobacco (Malaysia) BHD	29,200	311,425
Commerce Asset Holding BHD	300,000	443,941
Malayan Banking BHD	144,700	439,829
Malaysian International Shipping Corp. BHD (For. Reg.)	69,500	342,821
Public Bank BHD (For. Reg.)	91,225	179,993
Tenaga Nasional BHD	85,200	252,158
TOTAL MALAYSIA		2,193,337
Philippines - 1.2%
Banco de Oro Universal Bank	300,000	157,600
Manila Water Co., Inc.	2,200,000	262,488
Philippine Long Distance Telephone Co.	10,370	300,085
San Miguel Corp. Class B	46,000	81,916
TOTAL PHILIPPINES		802,089
Singapore - 5.2%
CapitaLand Ltd.	72,000	122,434
Chartered Semiconductor Manufacturing Ltd. (a)	321,000	244,957
DBS Group Holdings Ltd.	52,000	503,049
HTL International Holdings Ltd.	259,000	206,982
Keppel Corp. Ltd.	55,000	416,404
Oversea-Chinese Banking Corp. Ltd.	20,000	155,025
Parkway Holdings Ltd.	395,000	498,423
Petra Foods Ltd.	323,000	205,726
Common Stocks - continued
	Shares	Value
Singapore - continued
Shanghai Asia Holdings Ltd.	1,282,000	$ 154,063
SIA Engineering Co. Ltd.	261,000	395,205
STATS ChipPAC Ltd. (a)	415,000	286,766
United Overseas Bank Ltd.	28,000	254,048
United Overseas Land Ltd.	2,800	3,954
TOTAL SINGAPORE		3,447,036
Taiwan - 18.4%
Acer, Inc.	342,000	651,377
Advanced Semiconductor Engineering, Inc.	708,000	555,381
Advantech Co. Ltd.	208,000	545,617
Cathay Financial Holding Co. Ltd.	219,000	437,725
Chinatrust Financial Holding Co. Ltd.	189,484	200,662
Chipbond Technology Corp.	157,972	183,896
Delta Electronics, Inc.	80,000	139,316
Formosa Plastics Corp.	8,820	13,699
Kinik Co.	80,000	235,959
MediaTek, Inc.	40,000	422,341
Min Aik Technology Co. Ltd.	252,000	511,591
Mitac International Corp. (a)	259,970	390,730
Motech Industries, Inc.	32,000	568,309
Novatek Microelectronics Corp.	79,449	334,050
Pihsiang Machinery Manufacturing Co.	162,000	325,322
Powerchip Semiconductor Corp.	575,931	423,771
Siliconware Precision Industries Co. Ltd.	576,632	593,459
Sino-American Silicon Prds, Inc.	278,000	605,372
Springsoft, Inc.	131,000	287,320
Sunplus Technology Co. Ltd.	170,000	228,036
Taishin Financial Holdings Co. Ltd.	111,154	79,520
Taiwan Cement Corp.	700,000	434,892
Taiwan Semiconductor Manufacturing Co. Ltd.	877,797	1,465,290
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	46,619	400,457
Topco Scientific Co. Ltd.	86,000	266,068
United Microelectronics Corp.	613,000	433,735
United Microelectronics Corp. sponsored ADR	152,100	585,585
Yageo Corp. (a)	908,000	330,493
Yuanta Core Pacific Securities Co. Ltd.	679,000	497,479
TOTAL TAIWAN		12,147,452
Thailand - 3.9%
Advanced Info Service PCL (For. Reg.)	91,400	221,616
Bangkok Bank Ltd. PCL (For. Reg.)	109,400	278,392
Common Stocks - continued
	Shares	Value
Thailand - continued
Bumrungrad Hospital PCL:
unit	200,000	$ 93,146
(For. Reg.)	438,300	204,130
Home Product Center PCL (For. Reg.)	868,100	142,756
Krung Thai Bank Public Co. Ltd.	526,100	121,247
Minor International PCL (For. Reg.)	1,569,140	152,940
PTT Exploration & Production PCL (For. Reg.)	47,100	479,424
Shin Corp. PCL (For. Reg.)	129,900	116,943
Sino Thai Engineering & Construction PCL:
(For. Reg.)	853,000	219,112
(For. Reg.) warrants 3/17/08 (a)	142,167	7,509
Thai Oil PCL (For. Reg.)	141,800	202,547
TPI Polene PCL (a)	221,700	162,330
True Corp. PCL (a)	700,000	158,804
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	190,863	0
TOTAL THAILAND		2,560,896
United Kingdom - 1.4%
Astro All Asia Networks PLC	129,500	198,540
HSBC Holdings PLC (Hong Kong) (Reg.)	46,176	747,959
TOTAL UNITED KINGDOM		946,499
TOTAL COMMON STOCKS (Cost $48,465,412)		59,545,105
Nonconvertible Preferred Stocks - 3.4%

Korea (South) - 3.4%
Hyundai Motor Co.	44,300	1,969,756
Samsung Electronics Co. Ltd.	800	301,769
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,258,334)		2,271,525
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 3.31% (b)	3,304,863	$ 3,304,863
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	608,000	608,000
TOTAL MONEY MARKET FUNDS (Cost $3,912,863)		3,912,863
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $53,636,609)		65,729,493
NET OTHER ASSETS - 0.7%		481,840
NET ASSETS - 100%		$ 66,211,333
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $53,645,962. Net unrealized appreciation aggregated $12,083,531, of which $13,156,882 related to appreciated investment securities and $1,073,351 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804858.101

FAEM-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Argentina - 0.4%
Inversiones y Representaciones SA sponsored GDR (a)	4,400	$ 53,988
Nortel Inversora SA (PN-B) sponsored ADR (a)	2,000	20,400
TOTAL ARGENTINA		74,388
Austria - 1.5%
Bank Austria Creditanstalt AG	739	78,358
Raiffeisen International Bank Holding AG	3,300	186,138
TOTAL AUSTRIA		264,496
Bermuda - 1.2%
Aquarius Platinum Ltd. (Australia)	10,500	56,756
Central European Media Enterprises Ltd. Class A (a)	2,800	135,296
Sinochem Hong Kong Holding Ltd. (a)	120,000	22,229
TOTAL BERMUDA		214,281
Brazil - 10.1%
AES Tiete SA (PN)	2,041,000	38,004
Banco Bradesco SA:
(PN)	6,300	219,820
(PN) sponsored ADR (non-vtg.)	800	27,856
Banco Itau Holding Financeira SA (PN)	897	168,905
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR (non-vtg.)	9,200	256,220
sponsored ADR	3,400	110,704
Diagnosticos da America SA	5,200	65,423
Lojas Renner SA	3,000	57,874
Natura Cosmeticos SA	2,300	77,165
NET Servicos de Communicacao SA sponsored ADR	7,200	18,216
Petroleo Brasileiro SA Petrobras:
(PN)	4,900	223,988
(PN) sponsored ADR (non-vtg.)	3,800	173,736
sponsored ADR (a)	2,900	152,453
Uniao de Bancos Brasileiros SA (Unibanco):
unit	7,100	52,316
GDR	1,500	55,185
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	4,500	80,394
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	4,950	59,648
TOTAL BRAZIL		1,837,907
Canada - 0.3%
PetroKazakhstan, Inc. Class A	1,300	54,948
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.8%
Foxconn International Holdings Ltd.	66,000	$ 54,338
Kingboard Chemical Holdings Ltd.	17,000	48,549
Lifestyle International Holdings Ltd.	28,000	49,527
TOTAL CAYMAN ISLANDS		152,414
China - 2.1%
Beijing Capital International Airport Co. Ltd. (H Shares)	104,000	43,146
China International Marine Containers Co. Ltd. (B Shares)	54,200	55,221
China Petroleum & Chemical Corp. (H Shares)	335,500	145,641
China Shenhua Energy Co. Ltd. (H Shares)	51,800	54,975
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	700	13,076
Xinao Gas Holdings Ltd.	84,000	66,456
TOTAL CHINA		378,515
Czech Republic - 0.9%
Komercni Banka AS	600	79,823
Philip Morris CR AS	100	76,187
TOTAL CZECH REPUBLIC		156,010
Egypt - 2.1%
Commercial International Bank Ltd. sponsored GDR	7,200	59,112
Lecico Egypt S.A.E. GDR (c)	600	8,550
Misr International Bank Sae GDR	3,550	16,330
Orascom Construction Industries SAE GDR	1,920	113,760
Orascom Telecom SAE GDR	3,931	191,125
TOTAL EGYPT		388,877
Hong Kong - 1.8%
Chaoda Modern Agriculture (Holdings) Ltd.	240,700	94,440
China Overseas Land & Investment Ltd.	351,700	81,437
China State Construction International Holdings Ltd. (a)	19,538	2,136
Kerry Properties Ltd.	28,500	73,692
Solomon Systech Ltd.	54,000	17,193
Television Broadcasts Ltd.	9,000	54,126
TOTAL HONG KONG		323,024
Hungary - 1.1%
OTP Bank Rt.	5,500	206,895
India - 4.3%
Apollo Hospitals Enterprise Ltd. GDR (a)(c)	2,500	21,795
Bank of India	33,000	108,291
Bharat Forge Ltd.	6,510	46,779
Common Stocks - continued
	Shares	Value
India - continued
Bharti Televentures Ltd. (a)	2,789	$ 18,679
Crompton Greaves Ltd.	3,404	43,459
Infrastructure Development Finance Co. Ltd. (a)	25,500	19,959
Larsen & Toubro Ltd.	2,420	70,639
Oil & Natural Gas Corp. Ltd.	5,285	114,180
Reliance Industries Ltd.	12,753	206,488
State Bank of India	6,649	140,800
TOTAL INDIA		791,069
Indonesia - 1.2%
PT Astra International Tbk	55,600	74,852
PT Bank Central Asia Tbk	202,600	75,420
PT Bank Danamon Indonesia Tbk Series A	110,500	63,111
TOTAL INDONESIA		213,383
Israel - 4.4%
Bank Hapoalim BM (Reg.)	36,528	122,891
ECI Telecom Ltd. (a)	5,300	42,983
Israel Chemicals Ltd.	29,400	106,909
Koor Industries Ltd. sponsored ADR (a)	3,500	40,180
M-Systems Flash Disk Pioneers Ltd. (a)	3,100	80,135
Nice Systems Ltd. sponsored ADR (a)	1,600	67,312
Orckit Communications Ltd. (a)	700	16,975
RADWARE Ltd. (a)	4,300	73,229
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,900	248,060
TOTAL ISRAEL		798,674
Korea (South) - 21.3%
Asiana Airlines, Inc. (a)	14,202	67,311
CJ Home Shopping	1,000	90,394
Core Logic, Inc.	1,900	64,986
Daegu Bank Co. Ltd.	9,900	99,165
Daelim Industrial Co.	2,920	179,771
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	7,270	137,827
Hanjin Shipping Co. Ltd.	2,600	67,458
Hynix Semiconductor, Inc. (a)	1,600	37,369
Hyundai Heavy Industries Co. Ltd.	1,460	82,324
Hyundai Mipo Dockyard Co. Ltd.	1,160	72,436
Hyundai Motor Co.	4,040	280,704
Hyundai Securities Co. Ltd. (a)	9,740	100,893
Industrial Bank of Korea	8,800	96,746
Kia Motors Corp.	5,290	81,162
Korean Air Co. Ltd.	2,800	53,904
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kyeryong Construction Industrial Co. Ltd.	2,100	$ 52,946
LG Chemical Ltd.	1,560	57,930
LG Electronics, Inc.	2,890	188,092
LG Engineering & Construction Co. Ltd.	3,920	149,208
MegaStudy Co. Ltd.	870	35,368
POSCO	870	174,289
Pusan Bank	3,640	36,994
Pyung Hwa Industrial Co.	8,650	53,170
S-Oil Corp.	1,200	91,703
Samsung Electronics Co. Ltd.	2,176	1,201,445
Samsung Heavy Industries Ltd.	5,300	60,857
Shinhan Financial Group Co. Ltd.	3,770	114,762
SK Corp.	740	36,591
Ssangyong Motor Co. (a)	9,500	70,556
Woori Finance Holdings Co. Ltd.	5,240	64,777
TOTAL KOREA (SOUTH)		3,901,138
Lebanon - 0.3%
Solidere GDR (a)	4,400	62,260
Luxembourg - 1.2%
Evraz Group SA GDR (c)	2,300	35,075
Orco Property Group	700	40,358
Tenaris SA sponsored ADR	1,500	140,805
TOTAL LUXEMBOURG		216,238
Malaysia - 0.1%
Southern Bank BHD (For. Reg.)	22,900	19,539
Mexico - 7.5%
America Movil SA de CV Series L sponsored ADR	24,600	547,596
Cemex SA de CV sponsored ADR	5,900	278,244
Grupo Aeroportuario del Sureste SA de CV Series B sponsored ADR	1,600	54,976
Grupo Mexico SA de CV Series B	46,495	79,510
Grupo Modelo SA de CV Series C	24,400	80,573
Grupo Televisa SA de CV (CPO) sponsored ADR	1,000	65,970
Sare Holding SA de CV Series B (a)	39,200	31,261
Urbi, Desarrollos Urbanos, SA de CV (a)	16,000	99,796
Wal-Mart de Mexico SA de CV Series V	27,452	123,062
TOTAL MEXICO		1,360,988
Common Stocks - continued
	Shares	Value
Philippines - 0.8%
Ayala Land, Inc.	221,200	$ 32,301
Philippine Long Distance Telephone Co.	4,090	118,355
TOTAL PHILIPPINES		150,656
Russia - 5.0%
Lukoil Oil Co. sponsored ADR	8,238	341,053
Mobile TeleSystems OJSC sponsored ADR	4,000	141,840
Novatek JSC GDR (a)(c)	2,000	41,400
OAO Gazprom sponsored ADR	2,534	101,360
RBC Information Systems Jsc (a)	6,100	30,500
Sberbank RF GDR	400	30,186
Seventh Continent (a)	3,300	49,500
Sibneft sponsored ADR (a)	3,500	53,725
Vimpel Communications sponsored ADR (a)	2,100	80,598
VSMPO-Avisma Corp. (a)	400	52,000
TOTAL RUSSIA		922,162
South Africa - 10.7%
Absa Group Ltd.	5,610	78,128
Aeci Ltd.	5,800	42,394
Aflease Gold & Uranium Resources Ltd. (a)	36,213	26,882
African Bank Investments Ltd. (a)	53,447	162,362
DRDGOLD Ltd. sponsored ADR (a)	13,863	12,990
Edgars Consolidated Stores Ltd.	32,630	158,340
Harmony Gold Mining Co. Ltd.	8,567	70,249
Impala Platinum Holdings Ltd.	1,508	139,587
JD Group Ltd.	9,000	100,901
Lewis Group Ltd.	7,322	46,223
MTN Group Ltd.	40,900	289,121
Naspers Ltd. Class N sponsored ADR	9,000	133,110
Sasol Ltd.	9,370	279,726
Standard Bank Group Ltd.	20,500	220,474
Steinhoff International Holdings Ltd.	31,900	80,553
Telkom SA Ltd.	5,696	108,915
TOTAL SOUTH AFRICA		1,949,955
Taiwan - 10.8%
Acer, Inc.	41,000	78,089
Cathay Financial Holding Co. Ltd.	50,000	99,937
China Motor Co. Ltd.	34,000	34,992
Chinatrust Financial Holding Co. Ltd.	83,953	88,905
Chipbond Technology Corp.	61,710	71,837
Delta Electronics, Inc.	62,984	109,683
Common Stocks - continued
	Shares	Value
Taiwan - continued
E.Sun Financial Holdings Co. Ltd.	69,000	$ 56,291
Evergreen Marine Corp. (Taiwan)	81,000	66,843
Far EasTone Telecommunications Co. Ltd.	77,100	94,833
First Financial Holding Co. Ltd. (a)	118,000	98,673
Formosa Chemicals & Fibre Corp.	28,600	44,960
High Tech Computer Corp.	11,000	159,288
Hon Hai Precision Industries Co. Ltd.	41,349	232,239
MediaTek, Inc.	4,000	42,234
Motech Industries, Inc.	2,000	35,519
Novatek Microelectronics Corp.	17,754	74,648
Taiwan Semiconductor Manufacturing Co. Ltd.	256,631	428,389
United Microelectronics Corp.	168,000	118,870
United Microelectronics Corp. sponsored ADR	9,700	37,345
XAC Automation Corp.	7,350	7,726
TOTAL TAIWAN		1,981,301
Thailand - 1.3%
Major Cineplex Group PCL (For. Reg.)	39,500	11,379
PTT PCL (For. Reg.)	13,400	74,632
Siam Cement PCL (For. Reg.)	15,900	93,136
Siam Commercial Bank PCL (For. Reg.)	54,000	63,198
TOTAL THAILAND		242,345
Turkey - 3.8%
Akbank T. A. S.	21,200	117,520
Boyner Buyuk Magazacilik AS (a)	12,600	27,939
Dogan Yayin Holding AS	32,212	90,375
Enka Insaat ve Sanayi AS	4,000	41,330
Finansbank AS	23,942	104,732
Petrol Ofisi AS	12,050	43,260
Turk Sise ve Cam Fabrikalari AS	10,600	38,694
Turk Traktor ve Ziraat Makinalari AS	7,800	39,121
Turkcell Iletisim Hizmet AS sponsored ADR	3,236	44,527
Turkiye Is Bankasi AS Series C unit	14,398	81,986
Yapi ve Kredi Bankasi AS (a)	15,864	69,395
TOTAL TURKEY		698,879
Ukraine - 0.2%
Stirol sponsored ADR (a)	180	19,643
Ukrnafta Open JSC sponsored ADR (a)	85	18,242
TOTAL UKRAINE		37,885
Common Stocks - continued
	Shares	Value
United States of America - 1.7%
Central European Distribution Corp. (a)	3,736	$ 139,465
CTC Media, Inc. (d)	799	11,998
DSP Group, Inc. (a)	3,100	77,345
NII Holdings, Inc. (a)	600	44,664
Zoran Corp. (a)	2,400	34,560
TOTAL UNITED STATES OF AMERICA		308,032
TOTAL COMMON STOCKS (Cost $14,829,001)		17,706,259
Nonconvertible Preferred Stocks - 0.4%

Korea (South) - 0.4%
Samsung Electronics Co. Ltd. (Cost $62,266)	200	75,442
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 3.31% (b) (Cost $768,326)	768,326	768,326
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $15,659,593)		18,550,027
NET OTHER ASSETS - (1.5)%		(271,775)
NET ASSETS - 100%		$ 18,278,252
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $106,820 or 0.6% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,998 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CTC Media, Inc.	1/26/05	$ 11,998
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $15,673,108. Net unrealized appreciation aggregated $2,876,919, of which $3,110,979 related to appreciated investment securities and $234,060 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804846.101

AEUR-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Canada - 0.9%
Eldorado Gold Corp. (a)	44,700	$ 120,845
Hydrogenics Corp. (a)	31,000	110,393
TOTAL CANADA		231,238
Denmark - 0.9%
Novo Nordisk AS Series B	4,100	211,914
Finland - 3.3%
Kemira GrowHow Oyj	20,063	174,420
Metso Corp.	11,500	276,783
Nokia Corp. sponsored ADR	21,700	346,115
TOTAL FINLAND		797,318
France - 12.7%
AXA SA	7,700	210,210
BNP Paribas SA	4,100	296,535
France Telecom SA sponsored ADR	6,100	188,490
Lagardere S.C.A. (Reg.)	3,600	259,936
Michelin SA (Compagnie Generale des Etablissements) Series B	2,500	154,139
Pernod-Ricard	2,025	339,079
Renault SA	2,500	229,163
Sanofi-Aventis sponsored ADR	4,000	173,200
Total SA sponsored ADR	10,000	1,249,997
TOTAL FRANCE		3,100,749
Germany - 13.0%
Adidas-Salomon AG	900	163,033
Allianz AG (Reg.)	4,200	534,660
BASF AG	5,500	389,400
Bayer AG	12,700	453,136
Bilfinger & Berger Bau AG	2,721	140,217
DAB Bank AG	11,581	96,749
Deutsche Boerse AG	1,755	154,148
E.ON AG	5,100	471,240
Linde AG	4,300	302,554
MAN AG	5,100	237,580
SAP AG	1,300	222,664
TOTAL GERMANY		3,165,381
Greece - 0.6%
Greek Organization of Football Prognostics SA	4,700	152,954
Common Stocks - continued
	Shares	Value
Ireland - 0.7%
C&C Group PLC	32,600	$ 158,901
Israel - 0.4%
Emblaze Ltd. (a)	37,400	101,885
Italy - 7.3%
Banca Intesa Spa	47,705	231,948
Banca Italease Spa	18,500	335,347
ENI Spa	27,500	777,700
ENI Spa sponsored ADR	400	56,560
FASTWEB Spa (a)	6,527	282,529
Gemina Spa (a)	49,880	108,258
TOTAL ITALY		1,792,342
Luxembourg - 1.2%
Millicom International Cellular SA unit (a)	13,376	282,541
Netherlands - 3.7%
Akzo Nobel NV sponsored ADR	2,300	94,599
Completel Europe NV (a)	4,694	218,553
ING Groep NV (Certificaten Van Aandelen)	9,630	291,211
Koninklijke Philips Electronics NV (NY Shares)	11,031	299,161
TOTAL NETHERLANDS		903,524
Norway - 6.4%
Ocean RIG ASA (a)	28,200	312,848
Petroleum Geo-Services ASA (a)	6,300	152,403
Statoil ASA	19,000	412,786
TANDBERG ASA	9,100	103,408
TANDBERG Television ASA (a)	46,300	590,338
TOTAL NORWAY		1,571,783
Poland - 1.6%
Polski Koncern Naftowy Orlen SA	11,199	180,589
Powszechna Kasa Oszczednosci Bank SA	23,900	198,754
TOTAL POLAND		379,343
Russia - 0.8%
Mobile TeleSystems OJSC sponsored ADR	5,300	187,938
South Africa - 0.5%
Steinhoff International Holdings Ltd.	52,800	133,329
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	8,400	141,120
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Santander Central Hispano SA	10,400	$ 128,024
Telefonica SA sponsored ADR	5,408	272,834
TOTAL SPAIN		541,978
Sweden - 1.9%
Modern Times Group AB (MTG) (B Shares) (a)	3,000	90,417
OMX AB (a)	10,400	124,574
Skandia Foersaekrings AB	45,300	256,722
TOTAL SWEDEN		471,713
Switzerland - 8.3%
Actelion Ltd. (Reg.) (a)	1,460	156,601
Baloise Holdings AG (Reg.)	1,978	103,317
Credit Suisse Group (Reg.)	6,639	278,174
Novartis AG:
(Reg.)	12,662	616,766
sponsored ADR	2,400	116,904
Phonak Holding AG	5,865	232,151
Syngenta AG (Switzerland)	3,486	363,900
UBS AG (NY Shares)	1,900	155,724
TOTAL SWITZERLAND		2,023,537
Turkey - 6.0%
Akenerji Elektrik Uretimi Otoproduktor Grubu AS (a)	55,997	249,176
Petkim Petrokimya Holding AS (a)	27,432	124,136
Petrol Ofisi AS	69,422	249,226
Turkcell Iletisim Hizmet AS sponsored ADR	19,843	273,040
Turkiye Garanti Bankasi AS	92,463	255,234
Yapi ve Kredi Bankasi AS (a)	73,100	319,768
TOTAL TURKEY		1,470,580
United Kingdom - 23.8%
Amlin PLC	54,278	176,483
AstraZeneca PLC sponsored ADR	8,800	399,872
Axis Shield PLC (a)	19,200	118,782
BAE Systems PLC	42,700	231,146
Barratt Developments PLC	7,500	94,974
BG Group PLC	37,503	310,617
British Land Co. PLC	15,478	228,372
BT Group PLC	65,900	266,895
Chaucer Holdings PLC	190,600	202,668
Easynet Group PLC (a)	41,800	66,119
Expro International Group PLC	8,400	71,824
Common Stocks - continued
	Shares	Value
United Kingdom - continued
George Wimpey PLC	19,000	$ 142,340
GlaxoSmithKline PLC	17,600	417,472
GlaxoSmithKline PLC sponsored ADR	4,500	213,480
Hilton Group PLC	44,200	225,283
ITV PLC	128,300	270,592
Prudential PLC	28,800	271,563
Royal Dutch Shell PLC:
ADR Class B (a)	1,637	104,228
Class A	8,000	245,120
Standard Chartered PLC (United Kingdom)	25,300	493,573
Ted Baker PLC	16,875	146,810
Vodafone Group PLC	159,900	413,022
Vodafone Group PLC sponsored ADR	12,400	320,292
William Hill PLC	28,300	286,992
Wilson Bowden PLC	5,252	106,153
TOTAL UNITED KINGDOM		5,824,672
United States of America - 2.3%
Forest Oil Corp. (a)	7,600	340,176
Telewest Global, Inc. (a)	10,339	230,973
TOTAL UNITED STATES OF AMERICA		571,149
TOTAL COMMON STOCKS (Cost $21,659,041)		24,074,769
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Porsche AG (non-vtg.) (Cost $277,344)	430	340,984
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 3.31% (b) (Cost $124,205)	124,205	124,205
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $22,060,590)		24,539,958
NET OTHER ASSETS - (0.4)%		(94,079)
NET ASSETS - 100%		$ 24,445,879
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $22,077,600. Net unrealized appreciation aggregated $2,462,358, of which $2,968,655 related to appreciated investment securities and $506,297 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Global Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804860.101

AGLO-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
Australia - 2.5%
Alumina Ltd.	2,500	$ 10,977
AMP Ltd.	13,700	70,319
Australia & New Zealand Banking Group Ltd.	7,509	121,993
Australian Gas Light Co.	1,053	11,416
Australian Stock Exchange Ltd.	1,000	19,456
AXA Asia Pacific Holdings Ltd.	3,400	11,506
BHP Billiton Ltd.	13,885	205,637
Billabong International Ltd.	3,500	37,705
Bradken Ltd.	4,589	9,797
Brambles Industries Ltd.	2,100	13,211
Coca-Cola Amatil Ltd.	4,242	25,081
Cochlear Ltd.	300	9,182
Commonwealth Bank of Australia	3,200	94,625
DCA Group Ltd.	2,000	5,981
Fosters Group Ltd.	10,100	41,748
Gunns Ltd.	8,608	24,829
Lion Nathan Ltd.	4,100	22,969
Macquarie Airports unit	3,100	7,862
National Australia Bank Ltd.	1,000	23,694
Newcrest Mining Ltd.	3,300	40,947
Origin Energy Ltd.	2,387	13,210
Publishing & Broadcasting Ltd.	655	7,636
QBE Insurance Group Ltd.	3,208	41,116
Rinker Group Ltd.	784	8,956
Rio Tinto Ltd.	1,157	43,025
Seek Ltd.	10,500	20,032
Wesfarmers Ltd.	600	18,124
Westfield Group unit	7,500	102,202
Westpac Banking Corp.	7,500	112,138
Woodside Petroleum Ltd.	2,700	61,832
Woolworths Ltd.	3,147	39,072
WorleyParsons Ltd.	800	4,845
TOTAL AUSTRALIA		1,281,123
Belgium - 0.6%
Belgacom SA	3,400	120,459
Colruyt NV	700	95,824
Mobistar SA	1,000	78,206
TOTAL BELGIUM		294,489
Bermuda - 0.6%
Accenture Ltd. Class A (a)	2,800	70,112
Common Stocks - continued
	Shares	Value
Bermuda - continued
Aquarius Platinum Ltd. (Australia)	1,200	$ 6,486
Marvell Technology Group Ltd. (a)	5,500	240,295
TOTAL BERMUDA		316,893
Canada - 3.2%
ACE Aviation Holdings, Inc. Class A (a)	250	7,792
Aeroplan Income Fund (a)(c)	1,080	11,150
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	760	13,160
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	360	9,159
Astral Media, Inc. Class A (non-vtg.)	300	7,721
Bank of Nova Scotia	520	17,732
Brascan Corp. Class A (ltd. vtg.)	1,115	41,573
Brookfield Properties Corp.	720	20,812
Canadian Imperial Bank of Commerce	900	58,814
Canadian National Railway Co.	1,160	76,885
Canadian Natural Resources Ltd.	2,320	96,639
Canadian Tire Corp. Ltd. Class A (non-vtg.)	460	21,926
Cathedral Energy Services Income Trust	1,800	12,364
CCS Income Trust	220	5,750
Chum Ltd. Class B (non-vtg.)	290	7,935
EnCana Corp.	2,268	93,491
FirstService Corp. (sub. vtg.) (a)	650	15,683
Fording Canadian Coal Trust	360	36,690
Garda World Security Corp. (a)	870	7,902
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	1,090	31,981
Great Canadian Gaming Corp. (a)	450	7,509
Home Capital Group, Inc.	310	10,125
Imperial Oil Ltd.	660	56,305
Industrial Alliance Life Insurance Co.	640	15,373
ING Canada, Inc.	1,280	37,166
IPSCO, Inc.	690	37,161
La Senza Corp. (sub. vtg.)	290	4,358
Loblaw Companies Ltd.	180	10,097
Manulife Financial Corp.	1,410	70,768
Metro, Inc. Class A (sub. vtg.)	1,810	45,814
National Bank of Canada	850	39,780
Onex Corp. (sub. vtg.)	1,060	17,056
Petro-Canada	730	52,487
PetroKazakhstan, Inc. Class A	530	22,402
Potash Corp. of Saskatchewan	365	38,842
Reitmans Canada Ltd. Class A (non-vtg.)	1,620	22,970
RioCan (REIT)	1,090	19,052
Common Stocks - continued
	Shares	Value
Canada - continued
Rogers Communications, Inc. Class B (non-vtg.)	720	$ 26,610
RONA, Inc. (a)	460	9,149
Royal Bank of Canada	1,450	91,665
Savanna Energy Services Corp. (a)	360	6,498
SNC-Lavalin Group, Inc.	540	31,028
Sun Life Financial, Inc.	840	30,229
Suncor Energy, Inc.	720	35,255
Talisman Energy, Inc.	1,810	79,372
Teck Cominco Ltd. Class B (sub. vtg.)	1,020	39,006
TELUS Corp.	2,130	76,025
Toronto-Dominion Bank	1,530	69,855
Trican Well Service Ltd. (a)	790	24,403
TSX Group, Inc.	180	5,510
Wajax Income Fund	900	15,915
TOTAL CANADA		1,642,944
Cayman Islands - 1.8%
Ctrip.com International Ltd. sponsored ADR	300	16,622
Noble Corp.	5,960	400,393
Seagate Technology	25,120	486,574
Semiconductor Manufacturing International Corp. (a)	53,000	11,250
TOTAL CAYMAN ISLANDS		914,839
China - 0.0%
Xinao Gas Holdings Ltd.	12,000	9,494
Denmark - 0.4%
Danske Bank AS	4,730	147,608
Novo Nordisk AS Series B	1,100	56,855
TOTAL DENMARK		204,463
Finland - 0.5%
Fortum Oyj	7,240	132,292
Neste Oil Oyj	1,810	50,323
Nokia Corp.	6,300	100,485
TOTAL FINLAND		283,100
France - 3.1%
AXA SA	6,374	174,010
BNP Paribas SA	4,092	295,956
CNP Assurances	800	53,835
Gaz de France	800	26,268
Societe Generale Series A	900	98,485
Common Stocks - continued
	Shares	Value
France - continued
Total SA Series B	2,325	$ 581,250
Vivendi Universal SA	11,100	352,758
TOTAL FRANCE		1,582,562
Germany - 2.5%
Allianz AG (Reg.)	1,400	178,220
Continental AG	2,200	170,720
Deutsche Boerse AG	3,077	270,264
E.ON AG	3,700	341,880
Merck KGaA	1,100	97,951
SAP AG	1,300	222,664
TOTAL GERMANY		1,281,699
Greece - 0.7%
EFG Eurobank Ergasias SA	5,500	176,455
Greek Organization of Football Prognostics SA	5,200	169,226
TOTAL GREECE		345,681
Hong Kong - 0.9%
Cafe de Coral Holdings Ltd.	6,000	6,831
Cheung Kong Holdings Ltd.	5,000	53,933
China Mobile (Hong Kong) Ltd.	12,000	48,408
CNOOC Ltd.	21,000	14,660
Henderson Land Development Co. Ltd.	1,000	5,056
Hong Kong & China Gas Co. Ltd.	17,400	36,261
Hutchison Whampoa Ltd.	6,000	58,621
Hysan Development Co. Ltd.	9,000	21,187
Jardine Matheson Holdings Ltd.	1,000	18,300
JCG Holdings Ltd.	4,000	4,219
Li & Fung Ltd.	20,000	42,323
MTR Corp. Ltd.	6,000	12,427
Shanghai Industrial Holdings Ltd. Class H	3,000	6,348
Sun Hung Kai Properties Ltd.	5,000	51,553
Swire Pacific Ltd. (A Shares)	3,500	33,453
Television Broadcasts Ltd.	4,000	24,056
Wharf Holdings Ltd.	9,000	33,807
Wing Hang Bank Ltd.	2,000	14,292
TOTAL HONG KONG		485,735
Ireland - 0.4%
CRH PLC	6,927	196,116
Common Stocks - continued
	Shares	Value
Italy - 1.6%
Autostrade Spa	5,940	$ 149,807
Banca Intesa Spa	15,509	75,407
Banco Popolare di Verona e Novara	8,790	157,086
ENI Spa	14,811	418,855
Lottomatica Spa New	1,300	45,081
TOTAL ITALY		846,236
Japan - 10.7%
Acom Co. Ltd.	470	29,468
Advantest Corp.	600	48,023
Aeon Co. Ltd.	3,700	60,019
Aisin Seiki Co. Ltd.	1,000	23,434
Ajinomoto Co., Inc.	1,000	10,601
Arisawa Manufacturing Co. Ltd.	440	9,802
Aruze Corp.	400	8,306
Asahi Glass Co. Ltd.	4,000	38,632
Bridgestone Corp.	2,000	39,130
BSL Corp.	5,000	12,362
BSL Corp. warrants 12/15/05 (a)	700	361
Canon, Inc.	1,600	78,672
Central Glass Co. Ltd.	3,000	18,649
Citizen Watch Co. Ltd.	2,400	21,216
Culture Convenience Club Co. Ltd.	900	23,371
Cyber Agent Ltd.	19	82,627
Dai Nippon Printing Co. Ltd.	2,000	31,304
Daicel Chemical Industries Ltd.	2,000	11,188
Daikin Industries Ltd.	700	17,026
Dainippon Screen Manufacturing Co. Ltd.	4,000	26,786
Daiwa House Industry Co. Ltd.	2,000	22,464
Daiwa Securities Group, Inc.	4,000	23,478
Denki Kagaku Kogyo KK	6,000	21,771
Denso Corp.	1,300	31,389
Don Quijote Co. Ltd.	600	34,203
East Japan Railway Co.	7	34,363
Ebara Corp.	3,000	12,059
FamilyMart Co. Ltd.	1,300	37,921
Fanuc Ltd.	800	56,917
Fast Retailing Co. Ltd.	600	35,164
Fuji Photo Film Co. Ltd.	800	24,976
Fuji Television Network, Inc.	14	27,142
Fujikura Ltd.	6,000	30,095
Fujitsu Ltd.	10,000	55,938
Common Stocks - continued
	Shares	Value
Japan - continued
Hamamatsu Photonics KK	800	$ 17,217
Hitachi Chemical Co. Ltd.	1,500	25,786
Hitachi Information Systems Co. Ltd.	400	8,751
Hitachi Software Engineerng Co. Ltd.	700	11,616
Hokuhoku Financial Group, Inc.	11,000	31,598
Honda Motor Co. Ltd.	3,600	185,544
Hoya Corp.	100	12,326
Isetan Co. Ltd.	1,100	15,261
Ito-Yokado Ltd.	1,500	49,891
ITOCHU TECHNO-SCIENCE Corp. (CTC)	600	19,796
Izumi Co. Ltd.	600	15,207
JAFCO Co. Ltd.	700	37,850
JFE Holdings, Inc.	1,300	33,643
JSR Corp.	2,600	51,447
Juroku Bank Ltd.	3,000	17,048
Kamigumi Co. Ltd.	4,000	30,486
Kao Corp.	1,000	22,856
KDDI Corp.	4	19,281
Konica Minolta Holdings, Inc.	2,000	18,284
Kuraray Co. Ltd.	1,500	13,447
Kurita Water Industries Ltd.	1,300	20,579
Kyocera Corp.	700	49,490
Leopalace21 Corp.	1,700	27,712
livedoor Co. Ltd. (a)	12,013	50,426
Marui Co. Ltd.	1,100	16,122
Matsushita Electric Industrial Co. Ltd.	6,000	97,320
Meitec Corp.	900	27,373
Millea Holdings, Inc.	2	26,160
Miraca Holdings, Inc.	1,500	31,615
Mitsubishi Corp.	4,900	69,984
Mitsubishi Electric Corp.	10,000	52,737
Mitsubishi Estate Co. Ltd.	3,000	33,350
Mitsubishi Securities Co. Ltd.	2,000	17,022
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	3	24,900
Mitsui & Co. Ltd.	6,000	57,842
Mitsui Fudosan Co. Ltd.	4,000	45,569
Mitsui Mining & Smelting Co. Ltd.	10,000	48,023
Mitsui O.S.K. Lines Ltd.	6,000	38,472
Mizuho Financial Group, Inc.	36	162,319
Murata Manufacturing Co. Ltd.	700	33,865
NGK Insulators Ltd.	5,000	50,558
NGK Spark Plug Co. Ltd.	6,000	79,772
Common Stocks - continued
	Shares	Value
Japan - continued
Nichias Corp.	3,000	$ 13,367
Nikko Cordial Corp.	8,000	34,292
Nintendo Co. Ltd.	300	31,482
Nippon Electric Glass Co. Ltd.	3,000	45,035
Nippon Mining Holdings, Inc.	8,000	47,597
Nippon Oil Corp.	10,000	68,656
Nippon Sheet Glass Co. Ltd.	4,000	16,506
Nippon Steel Corp.	19,000	47,988
Nippon Television Network Corp.	240	32,656
Nishimatsuya Chain Co. Ltd.	1,100	28,467
Nitto Denko Corp.	1,000	54,960
NOK Corp.	2,000	50,869
Nomura Holdings, Inc.	3,100	36,859
Nomura Research Institute Ltd.	400	38,810
NTT Data Corp.	13	43,008
NTT DoCoMo, Inc.	31	49,786
Oji Paper Co. Ltd.	4,000	20,134
Onward Kashiyama Co. Ltd.	2,000	27,124
Opt, Inc. (a)	1	4,420
Opt, Inc. New (a)	3	13,260
ORIX Corp.	300	44,342
Rakuten, Inc.	86	65,927
Rinnai Corp.	700	16,870
Rohm Co. Ltd.	1,500	136,067
Sanden Corp.	4,000	17,466
Sanken Electric Co. Ltd.	2,000	23,247
Sankyo Co. Ltd. (Gunma)	400	18,569
Sega Sammy Holdings, Inc.	200	12,362
Seiko Epson Corp.	300	8,831
SFCG Co. Ltd.	130	29,250
Sharp Corp.	3,000	45,409
Shin-Etsu Chemical Co. Ltd.	900	34,097
SMC Corp.	500	56,783
Softbank Corp.	700	28,698
Sompo Japan Insurance, Inc.	3,000	28,521
Sony Corp.	600	19,506
Stanley Electric Co. Ltd.	3,400	53,701
Sumitomo Chemical Co. Ltd.	14,000	71,466
Sumitomo Corp.	6,000	50,585
Sumitomo Electric Industries Ltd.	7,000	78,501
Sumitomo Heavy Industries Ltd.	3,000	14,380
Sumitomo Mitsui Financial Group, Inc.	25	164,747
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Realty & Development Co. Ltd.	3,000	$ 33,136
Suzuki Motor Corp.	1,700	27,032
Taiheiyo Cement Corp.	6,000	17,395
Takeda Pharamaceutical Co. Ltd.	1,100	56,250
Takefuji Corp.	660	42,730
Teijin Ltd.	12,000	54,747
THK Co. Ltd.	1,300	28,787
Toho Co. Ltd.	600	9,018
Tokai Tokyo Securities Co. Ltd.	5,000	14,629
Tokyo Broadcasting System, Inc.	2,700	46,439
Tokyo Electron Ltd.	300	16,221
Tokyu Corp.	5,000	21,433
Toray Industries, Inc.	12,000	56,134
Toshiba Machine Co. Ltd.	8,000	46,387
Toyota Motor Corp.	8,800	333,784
Toyota Tsusho Corp.	1,000	16,381
Trans Cosmos, Inc.	300	11,926
Ushio, Inc.	1,000	19,565
Yahoo! Japan Corp.	22	47,348
Yamaha Corp.	1,400	22,598
Yamaha Motor Co. Ltd. (a)	2,000	37,085
Yamato Transport Co. Ltd.	2,000	26,591
Yaskawa Electric Corp. (a)	7,000	45,569
Yokogawa Electric Corp.	2,200	27,196
TOTAL JAPAN		5,520,384
Liberia - 0.3%
Royal Caribbean Cruises Ltd.	3,000	136,350
Luxembourg - 0.2%
SES Global unit	5,100	80,018
Marshall Islands - 0.1%
Teekay Shipping Corp.	1,100	50,611
Netherlands - 2.0%
Euronext NV	2,200	86,427
ING Groep NV (Certificaten Van Aandelen)	8,010	242,222
James Hardie Industries NV	2,000	13,339
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	8,500	358,658
Koninklijke Philips Electronics NV	7,300	197,976
Rodamco Europe NV	1,300	110,180
TOTAL NETHERLANDS		1,008,802
Common Stocks - continued
	Shares	Value
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	2,600	$ 217,724
New Zealand - 0.2%
Carter Holt Harvey Ltd.	12,000	20,082
Fisher & Paykel Healthcare Corp.	5,800	13,810
Sky City Entertainment Group Ltd.	5,105	16,844
Sky Network Television Ltd. New (a)	1,668	6,650
Telecom Corp. of New Zealand Ltd.	7,217	30,988
Tenon Ltd.	575	1,682
TOTAL NEW ZEALAND		90,056
Norway - 0.5%
DnB NOR ASA	15,380	161,145
Statoil ASA	4,400	95,592
TOTAL NORWAY		256,737
Papua New Guinea - 0.0%
Oil Search Ltd.	4,500	11,447
Singapore - 1.1%
City Developments Ltd.	4,000	20,790
City Developments Ltd. warrants 5/10/06 (a)	300	1,127
DBS Group Holdings Ltd.	3,000	29,022
Flextronics International Ltd. (a)	30,170	408,502
Fraser & Neave Ltd.	1,000	9,854
Keppel Corp. Ltd.	4,000	30,284
Olam International Ltd.	24,000	15,719
Parkway Holdings Ltd.	6,000	7,571
Singapore Exchange Ltd.	6,000	7,859
Singapore Telecommunications Ltd.	7,000	11,651
United Overseas Bank Ltd.	4,000	36,293
United Overseas Land Ltd.	400	565
TOTAL SINGAPORE		579,237
Spain - 2.5%
Actividades de Construccion y Servicios SA (ACS)	5,953	172,150
Altadis SA (Spain)	10,200	431,131
Banco Popular Espanol SA (Reg.)	15,500	185,118
Bankinter SA	1,100	57,458
Corporacion Mapfre SA (Reg.)	3,900	65,257
Gestevision Telecinco SA	4,200	99,558
Telefonica SA	15,655	263,265
TOTAL SPAIN		1,273,937
Common Stocks - continued
	Shares	Value
Sweden - 2.3%
Gambro AB (A Shares)	2,942	$ 42,819
Hennes & Mauritz AB (H&M) (B Shares)	6,101	217,667
Securitas AB (B Shares)	3,667	62,108
Skandia Foersaekrings AB	35,735	202,515
Svenska Handelsbanken AB (A Shares)	5,178	111,709
Telefonaktiebolaget LM Ericsson (B Shares)	163,148	560,577
TOTAL SWEDEN		1,197,395
Switzerland - 3.3%
ABB Ltd. (Reg.) (a)	23,070	157,208
Compagnie Financiere Richemont unit	6,525	229,916
Credit Suisse Group (Reg.)	3,206	134,331
Nestle SA (Reg.)	556	152,545
Novartis AG (Reg.)	9,256	450,860
Roche Holding AG (participation certificate)	2,583	351,229
UBS AG (Reg.)	2,815	230,717
TOTAL SWITZERLAND		1,706,806
United Kingdom - 9.1%
3i Group PLC	19,783	247,560
AstraZeneca PLC (Sweden)	3,420	154,833
Aviva PLC	9,700	111,495
BAE Systems PLC	33,800	182,968
Barclays PLC	15,470	152,805
BG Group PLC	31,990	264,956
BHP Billiton PLC	5,500	77,961
BP PLC	54,000	592,920
British American Tobacco PLC	3,500	69,895
British Land Co. PLC	12,700	187,384
BT Group PLC	34,200	138,510
Carnival PLC	3,600	193,140
GlaxoSmithKline PLC	15,831	375,511
HSBC Holdings PLC:
(Hong Kong) (Reg.)	4,644	75,224
(United Kingdom) (Reg.)	20,440	331,087
Kesa Electricals PLC	15,436	68,706
Prudential PLC	15,221	143,523
Reuters Group PLC	20,500	139,345
Royal Bank of Scotland Group PLC	3,300	98,251
Royal Dutch Shell PLC Class B	14,177	451,325
Scottish & Southern Energy PLC	7,600	130,769
Standard Chartered PLC (United Kingdom)	5,200	101,446
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Tesco PLC	23,600	$ 135,011
United Business Media PLC	2,465	23,698
Vodafone Group PLC	95,664	247,100
TOTAL UNITED KINGDOM		4,695,423
United States of America - 41.6%
Abbott Laboratories	3,390	158,076
AFLAC, Inc.	5,630	253,913
Agere Systems, Inc. (a)	4,865	54,439
Albany International Corp. Class A	4,480	156,979
Alcoa, Inc.	2,550	71,528
Altera Corp. (a)	15,200	332,424
American International Group, Inc.	2,620	157,724
Amphenol Corp. Class A	4,620	205,775
Analog Devices, Inc.	13,670	535,864
Apache Corp.	2,540	173,736
Apollo Investment Corp.	8,654	155,685
Aramark Corp. Class B	3,310	92,150
Avon Products, Inc.	980	32,056
Baker Hughes, Inc.	3,300	186,582
Bank of America Corp.	4,246	185,126
Barr Pharmaceuticals, Inc. (a)	2,850	135,147
BEA Systems, Inc. (a)	490	4,439
Becton, Dickinson & Co.	3,900	215,943
Biomet, Inc.	780	29,741
BJ Services Co.	2,200	134,178
Burlington Northern Santa Fe Corp.	1,700	92,225
Caterpillar, Inc.	2,720	146,635
Cendant Corp.	7,420	158,491
Centex Corp.	3,680	272,246
Charles Schwab Corp.	7,710	105,627
Chevron Corp.	5,020	291,210
Clear Channel Communications, Inc.	3,654	119,267
ConocoPhillips	2,780	174,000
Danaher Corp.	6,280	348,226
Dean Foods Co. (a)	2,200	78,540
Dell, Inc. (a)	8,550	346,019
Dow Chemical Co.	5,420	259,889
E*TRADE Financial Corp. (a)	8,100	125,631
Eagle Materials, Inc.	54	5,546
Eagle Materials, Inc. Class B	184	18,337
EMC Corp. (a)	34,720	475,317
Common Stocks - continued
	Shares	Value
United States of America - continued
Emulex Corp. (a)	7,600	$ 144,324
ENSCO International, Inc.	3,770	152,233
Exxon Mobil Corp.	6,000	352,500
Fannie Mae	1,680	93,845
FedEx Corp.	2,450	206,021
FirstEnergy Corp.	1,590	79,150
Freeport-McMoRan Copper & Gold, Inc. Class B	7,330	295,252
Freescale Semiconductor, Inc. Class B	1,470	37,853
Genentech, Inc. (a)	12,540	1,120,190
Gillette Co.	5,730	307,529
Golden West Financial Corp., Delaware	2,520	164,102
Goldman Sachs Group, Inc.	4,700	505,156
Hartford Financial Services Group, Inc.	4,200	338,394
Herman Miller, Inc.	2,100	67,053
Home Depot, Inc.	1,590	69,181
Hudson Highland Group, Inc. (a)	414	8,603
Intel Corp.	6,940	188,352
Intersil Corp. Class A	640	12,397
Jabil Circuit, Inc. (a)	10,480	326,871
Johnson & Johnson	3,270	209,149
JPMorgan Chase & Co.	3,080	108,231
Juniper Networks, Inc. (a)	6,100	146,339
KB Home	1,240	101,568
KLA-Tencor Corp.	8,640	446,688
Lattice Semiconductor Corp. (a)	960	4,944
Lennar Corp.:
Class A	2,520	169,520
Class B	2,396	149,966
Liberty Global, Inc. Class A (a)	2,284	108,353
LSI Logic Corp. (a)	4,950	48,312
Lyondell Chemical Co.	9,355	261,379
Masco Corp.	1,910	64,768
Maytag Corp.	1,360	22,943
McDonald's Corp.	6,300	196,371
Medtronic, Inc.	3,790	204,433
Merrill Lynch & Co., Inc.	2,610	153,416
MetLife, Inc.	6,860	337,100
Mettler-Toledo International, Inc. (a)	3,150	165,375
Micron Technology, Inc. (a)	3,670	43,600
Microsoft Corp.	18,520	474,297
Monsanto Co.	1,400	94,318
Monster Worldwide, Inc. (a)	10,470	317,974
Common Stocks - continued
	Shares	Value
United States of America - continued
Motorola, Inc.	3,920	$ 83,026
National Oilwell Varco, Inc. (a)	2,970	155,480
National Semiconductor Corp.	3,840	94,886
Nextel Communications, Inc. Class A (a)	10,000	348,000
NIKE, Inc. Class B	1,160	97,208
Northrop Grumman Corp.	760	42,142
Peabody Energy Corp.	8,400	552,216
PepsiCo, Inc.	3,790	206,669
Perrigo Co.	4,580	63,662
Pfizer, Inc.	9,132	241,998
Phelps Dodge Corp.	2,730	290,609
PolyOne Corp. (a)	4,210	30,059
Pride International, Inc. (a)	2,730	71,035
Pulte Homes, Inc.	2,220	207,836
RealNetworks, Inc. (a)	3,190	15,854
SafeNet, Inc. (a)	2,600	88,894
SBC Communications, Inc.	5,600	136,920
St. Jude Medical, Inc. (a)	11,880	563,231
Stryker Corp.	1,660	89,789
Symantec Corp. (a)	17,969	394,779
Synthes, Inc.	1,056	114,579
Teradyne, Inc. (a)	17,620	273,639
Texas Instruments, Inc.	6,420	203,899
Time Warner, Inc. (a)	14,320	243,726
Transocean, Inc. (a)	2,600	146,718
TreeHouse Foods, Inc. (a)	340	10,397
UnitedHealth Group, Inc.	6,120	320,076
Univision Communications, Inc. Class A (a)	20,570	581,720
Viacom, Inc. Class B (non-vtg.)	6,001	200,973
Wal-Mart Stores, Inc.	1,850	91,298
Waste Management, Inc.	5,810	163,377
Weatherford International Ltd. (a)	5,750	363,860
Wells Fargo & Co.	1,300	79,742
Whole Foods Market, Inc.	610	83,271
Wyeth	2,370	108,428
Xilinx, Inc.	1,010	28,634
Zimmer Holdings, Inc. (a)	680	56,005
TOTAL UNITED STATES OF AMERICA		21,431,396
TOTAL COMMON STOCKS (Cost $39,681,769)		47,941,697
Nonconvertible Preferred Stocks - 0.6%
	Shares	Value
Germany - 0.4%
Fresenius AG	1,200	$ 154,157
Fresenius Medical Care AG	330	23,447
TOTAL GERMANY		177,604
Italy - 0.2%
Telecom Italia Spa (Risp)	46,170	124,334
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $178,558)		301,938
Government Obligations - 0.3%
	Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.97% to 3.17% 9/8/05 to 10/13/05 (d) (Cost $174,033)	$ 175,000	174,017
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 3.31% (b) (Cost $3,617,427)	3,617,427	3,617,427
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $43,651,787)		52,035,079
NET OTHER ASSETS - (1.0)%		(506,537)
NET ASSETS - 100%		$ 51,528,542
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
44 S&P 500 E-Mini Index Contracts	Sept. 2005	$ 2,720,960	$ 67,536
The face value of futures purchased as a percentage of net assets - 5.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,150 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $174,017.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $43,766,512. Net unrealized appreciation aggregated $8,268,567, of which $9,782,135 related to appreciated investment securities and $1,513,568 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804862.101

AICAP-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 0.5%
Computershare Ltd.	771,600	$ 3,598,301
Bermuda - 0.3%
GOME Electrical Appliances Holdings Ltd.	3,123,000	1,928,373
Brazil - 1.0%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	566,150	6,822,108
Canada - 3.5%
Canadian Natural Resources Ltd.	302,600	12,604,729
EnCana Corp.	273,000	11,253,571
TOTAL CANADA		23,858,300
Cayman Islands - 0.8%
Foxconn International Holdings Ltd.	6,906,000	5,685,705
China - 1.9%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR	211,800	3,956,424
Global Bio-Chem Technology Group Co. Ltd.	10,350,000	5,192,575
Weichai Power Co. Ltd. (H Shares)	1,422,000	3,429,878
TOTAL CHINA		12,578,877
Denmark - 1.4%
GN Store Nordic AS	874,800	9,739,748
Finland - 1.4%
Nokia Corp. sponsored ADR	587,100	9,364,245
France - 9.9%
Pernod-Ricard	49,071	8,216,755
Renault SA	151,700	13,905,581
Societe Generale Series A	89,951	9,843,169
Technip-Coflexip SA	164,400	8,794,660
Thomson SA	217,800	4,938,343
Total SA Series B	84,457	21,114,250
TOTAL FRANCE		66,812,758
Germany - 2.3%
Allianz AG (Reg.)	122,700	15,619,710
Hong Kong - 2.0%
Li & Fung Ltd.	2,958,000	6,259,532
Techtronic Industries Co. Ltd.	2,995,000	7,435,873
TOTAL HONG KONG		13,695,405
India - 5.3%
Bank of Baroda	667,269	4,041,862
Common Stocks - continued
	Shares	Value
India - continued
Infrastructure Development Finance Co. Ltd. (a)	113,975	$ 89,207
Satyam Computer Services Ltd.	774,491	9,303,163
State Bank of India	1,046,496	22,160,709
TOTAL INDIA		35,594,941
Ireland - 1.1%
Ryanair Holdings PLC sponsored ADR (a)	153,100	7,166,611
Italy - 2.4%
ENI Spa	408,800	11,560,864
Unicredito Italiano Spa	921,200	4,881,093
TOTAL ITALY		16,441,957
Japan - 16.1%
Advantest Corp.	93,200	7,459,647
Aiful Corp.	90,950	6,559,692
Canon, Inc.	189,000	9,293,130
Credit Saison Co. Ltd.	164,500	5,486,016
Hoya Corp.	150,800	18,587,648
Mitsui & Co. Ltd.	775,000	7,471,208
Nitto Denko Corp.	183,600	10,090,694
Sega Sammy Holdings, Inc.	161,200	9,963,449
Sumitomo Mitsui Financial Group, Inc.	2,590	17,067,812
Toyota Motor Corp.	238,500	9,046,305
Yahoo! Japan Corp.	3,340	7,188,226
TOTAL JAPAN		108,213,827
Korea (South) - 0.5%
Shinhan Financial Group Co. Ltd.	113,230	3,446,806
Mexico - 0.9%
Grupo Mexico SA de CV Series B	3,342,087	5,715,234
Netherlands - 7.4%
ASML Holding NV (NY Shares) (a)	1,566,336	27,567,512
ING Groep NV (Certificaten Van Aandelen)	364,100	11,010,384
QIAGEN NV (a)	834,400	11,080,832
TOTAL NETHERLANDS		49,658,728
Norway - 1.2%
DnB NOR ASA	743,000	7,784,840
Philippines - 1.5%
Philippine Long Distance Telephone Co.	353,060	10,216,766
Singapore - 0.5%
STATS ChipPAC Ltd. sponsored ADR (a)	457,100	3,131,135
Common Stocks - continued
	Shares	Value
South Africa - 2.2%
Edgars Consolidated Stores Ltd.	1,192,000	$ 5,784,295
JD Group Ltd.	817,227	9,162,072
TOTAL SOUTH AFRICA		14,946,367
Spain - 1.2%
Telefonica SA	492,232	8,277,701
Switzerland - 12.0%
Credit Suisse Group (Reg.)	474,653	19,887,961
Novartis AG (Reg.)	148,807	7,248,389
Roche Holding AG (participation certificate)	100,587	13,677,552
The Swatch Group AG (Reg.)	503,190	14,860,010
UBS AG (Reg.)	302,860	24,822,406
TOTAL SWITZERLAND		80,496,318
Taiwan - 7.7%
AU Optronics Corp. sponsored ADR	581,842	9,228,014
Optimax Technology Corp.	5,089,409	10,236,307
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,618,062	22,489,153
United Microelectronics Corp.	9,340,000	6,608,629
United Microelectronics Corp. sponsored ADR	774,700	2,982,595
TOTAL TAIWAN		51,544,698
United Kingdom - 9.7%
ARM Holdings PLC	1,533,800	3,207,919
BAE Systems PLC	2,741,900	14,842,601
BP PLC	1,144,500	12,566,610
British Airways PLC (a)	1,177,000	5,745,637
Carnival PLC	191,700	10,284,705
Prudential PLC	892,200	8,412,782
Reuters Group PLC	600,000	4,078,395
Royal Dutch Shell PLC Class A	203,600	6,238,304
TOTAL UNITED KINGDOM		65,376,953
United States of America - 2.1%
NTL, Inc. (a)	111,020	7,397,263
Telewest Global, Inc. (a)	295,100	6,592,534
TOTAL UNITED STATES OF AMERICA		13,989,797
TOTAL COMMON STOCKS (Cost $577,344,659)		651,706,209
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 3.31% (b)	29,855,931	$ 29,855,931
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	14,832,510	14,832,510
TOTAL MONEY MARKET FUNDS (Cost $44,688,441)		44,688,441
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $622,033,100)		696,394,650
NET OTHER ASSETS - (3.4)%		(22,812,680)
NET ASSETS - 100%		$ 673,581,970
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $622,970,071. Net unrealized appreciation aggregated $73,424,579, of which $87,320,209 related to appreciated investment securities and $13,895,630 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804864.101

AJAF-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 31.0%
Auto Components - 7.0%
Aisin Seiki Co. Ltd.	33,400	$ 782,685
Bridgestone Corp.	34,000	665,214
Exedy Corp.	21,900	399,262
Musashi Seimitsu Industry Co. Ltd.	21,600	530,179
NOK Corp.	26,500	674,018
Stanley Electric Co. Ltd.	85,000	1,342,523
Sumitomo Rubber Industries Ltd.	56,000	563,262
		4,957,143
Automobiles - 4.1%
Honda Motor Co. Ltd.	9,200	474,168
Toyota Motor Corp.	65,300	2,476,833
		2,951,001
Distributors - 1.4%
Doshisha Co. Ltd.	21,800	529,272
Doshisha Co. Ltd. New (a)	9,150	222,149
Ohashi Technica, Inc.	12,800	273,200
		1,024,621
Diversified Consumer Services - 0.3%
Riso Kyoiku Co. Ltd.	2,453	209,861
Hotels, Restaurants & Leisure - 0.3%
H.I.S. Co. Ltd.	9,800	199,146
Household Durables - 5.8%
Casio Computer Co. Ltd.	30,000	386,322
D&M Holdings, Inc.	100,000	235,671
First Juken Co. Ltd.	14,700	276,495
Matsushita Electric Industrial Co. Ltd.	63,000	1,021,860
Sanko Soflan Co., Inc.	49,000	337,285
Sharp Corp.	31,000	469,225
Sony Corp.	17,500	568,925
Sumitomo Forestry Co. Ltd.	64,000	593,072
Tenma Corp.	11,900	204,886
		4,093,741
Leisure Equipment & Products - 3.6%
Aruze Corp.	33,500	695,651
Mars Engineering Corp.	16,500	454,889
Sankyo Co. Ltd. (Gunma)	9,900	459,585
Sega Sammy Holdings, Inc.	15,800	976,566
		2,586,691
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.8%
Bandai Visual Co. Ltd.	142	$ 486,193
Cyber Agent Ltd.	200	869,759
livedoor MARKETING Co. Ltd. (a)	8,836	412,548
Opt, Inc. New (a)	72	318,236
Oricon, Inc.	221	330,188
Usen Corp.	10,270	294,094
		2,711,018
Multiline Retail - 0.4%
Don Quijote Co. Ltd.	5,500	313,531
Specialty Retail - 4.0%
FT Communications Co. Ltd.	35	178,665
Hikari Tsushin, Inc.	10,500	724,621
Honeys Co. Ltd.	6,100	195,295
Mac House Co. Ltd.	14,700	262,115
Point, Inc.	8,200	343,475
Tsutsumi Jewelry Co. Ltd.	13,700	367,949
USS Co. Ltd.	5,290	353,780
Xebio Co. Ltd.	12,300	418,952
		2,844,852
Textiles, Apparel & Luxury Goods - 0.3%
Workman Co. Ltd.	9,200	211,090
TOTAL CONSUMER DISCRETIONARY		22,102,695
CONSUMER STAPLES - 4.6%
Beverages - 1.8%
Asahi Breweries Ltd.	24,000	270,639
Kirin Beverage Corp.	16,700	354,213
Oenon Holdings, Inc.	83,000	285,660
Takara Holdings, Inc.	52,000	325,101
		1,235,613
Food & Staples Retailing - 1.2%
Create SD Co. Ltd.	12,600	344,008
Kura Corp. Ltd.	75	305,483
Valor Co. Ltd.	7,900	219,903
		869,394
Food Products - 1.2%
Hokuto Corp.	15,200	301,445
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kibun Food Chemifa Co. Ltd.	14,700	$ 374,543
Warabeya Nichiyo Co. Ltd.	11,700	186,355
		862,343
Personal Products - 0.4%
Fancl Corp.	6,700	298,519
TOTAL CONSUMER STAPLES		3,265,869
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
AOC Holdings, Inc.	21,400	333,813
Cosmo Oil Co. Ltd.	167,000	744,070
Japan Petroleum Exploration Co. Ltd.	6,600	296,999
Nippon Mining Holdings, Inc.	113,000	672,302
		2,047,184
FINANCIALS - 15.7%
Capital Markets - 1.0%
Japan Asia Investment Co. Ltd.	11,000	57,424
Monex Beans Holdings, Inc.	200	197,430
Nikko Cordial Corp.	103,000	441,514
		696,368
Commercial Banks - 7.0%
Hokuhoku Financial Group, Inc.	206,000	591,738
Juroku Bank Ltd.	49,000	278,456
Mitsui Trust Holdings, Inc.	75,000	759,038
Mizuho Financial Group, Inc.	180	811,597
Nishi-Nippon City Bank Ltd.	94,000	383,708
Sumitomo Mitsui Financial Group, Inc.	206	1,357,517
The Keiyo Bank Ltd.	52,000	261,283
Tokyo Tomin Bank Ltd.	21,400	528,125
		4,971,462
Consumer Finance - 5.6%
Aiful Corp.	6,050	436,351
Credit Saison Co. Ltd.	19,200	640,313
Lopro Corp.	75,100	529,630
Nissin Co. Ltd.	335,040	709,142
ORIX Corp.	5,200	768,589
SFCG Co. Ltd.	3,870	870,746
		3,954,771
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 1.8%
Millea Holdings, Inc.	31	$ 405,480
T&D Holdings, Inc.	18,900	895,878
		1,301,358
Real Estate - 0.3%
Japan Logistics Fund, Inc.	36	230,513
Japan Single Residence (REIT), Inc.	2	9,000
		239,513
TOTAL FINANCIALS		11,163,472
HEALTH CARE - 3.4%
Health Care Equipment & Supplies - 2.1%
Hogy Medical Co.	7,000	368,536
Miraca Holdings, Inc.	29,500	621,771
Terumo Corp.	17,600	493,041
		1,483,348
Pharmaceuticals - 1.3%
Astellas Pharma, Inc.	22,100	719,338
Shin Nippon Biomedical Laboratories Ltd.	7,900	202,339
		921,677
TOTAL HEALTH CARE		2,405,025
INDUSTRIALS - 12.6%
Air Freight & Logistics - 0.2%
Yamato Transport Co. Ltd.	11,000	146,249
Building Products - 1.1%
Central Glass Co. Ltd.	64,000	397,848
Daikin Industries Ltd.	15,300	372,142
		769,990
Commercial Services & Supplies - 0.8%
Fullcast Co. Ltd.	87	219,734
Teraoka Seisakusho Co. Ltd.	37,500	338,832
		558,566
Construction & Engineering - 2.0%
Chiyoda Corp.	38,000	527,191
Commuture Corp.	110,000	918,582
		1,445,773
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.0%
Furukawa Electric Co. Ltd. (a)	67,000	$ 294,944
Sumitomo Electric Industries Ltd.	39,000	437,361
		732,305
Machinery - 2.2%
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	300,000	456,223
Kitz Corp.	121,000	621,975
Nittoku Engineering Co. Ltd.	51,000	442,670
		1,520,868
Road & Rail - 2.7%
East Japan Railway Co.	159	780,542
Hamakyorex Co. Ltd.	34,100	1,158,451
		1,938,993
Trading Companies & Distributors - 2.2%
BSL Corp.	173,000	427,711
BSL Corp. warrants 12/15/05 (a)	17,300	8,923
Mitsubishi Corp.	36,200	517,028
Mitsui & Co. Ltd.	66,000	636,258
		1,589,920
Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	36,000	274,374
TOTAL INDUSTRIALS		8,977,038
INFORMATION TECHNOLOGY - 21.3%
Computers & Peripherals - 0.9%
Fujitsu Ltd.	110,000	615,323
Electronic Equipment & Instruments - 6.3%
Forval Corp.	27,900	407,663
Geomatec Co. Ltd.	13,200	196,395
Hoya Corp.	6,000	739,562
Kingboard Chemical Holdings Ltd.	58,500	167,065
Nidec Corp.	4,200	454,195
Nippon Chemi-con Corp.	46,000	261,408
Nippon Electric Glass Co. Ltd.	93,000	1,396,096
Omron Corp.	8,500	181,422
SFA Engineering Corp.	16,000	394,801
Tokyo Cathode Laborator Co. Ltd.	18,500	316,710
		4,515,317
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.2%
Dip Corp. (a)	176	$ 452,346
livedoor Co. Ltd. (a)	182,410	765,686
Softbank Corp.	28,900	1,184,837
Telewave, Inc.	131	601,147
Yahoo! Japan Corp.	331	712,366
		3,716,382
IT Services - 2.2%
NTT Data Corp.	81	267,971
Otsuka Corp.	6,700	577,971
Software Research Association (SRA)	9,100	200,703
TIS, Inc.	18,200	534,128
		1,580,773
Office Electronics - 1.0%
Canon, Inc.	5,900	290,103
Konica Minolta Holdings, Inc.	44,500	406,830
		696,933
Semiconductors & Semiconductor Equipment - 1.9%
Core Logic, Inc.	6,500	222,320
Nihon Inter Electronics Corp.	36,000	256,766
Phoenix PDE Co. Ltd.	43,595	237,721
Rohm Co. Ltd.	1,900	172,351
Sanken Electric Co. Ltd.	39,000	453,315
		1,342,473
Software - 3.8%
Intelligent Wave, Inc.	752	1,805,683
KOEI Co. Ltd.	8,600	196,176
Square Enix Co. Ltd.	6,900	195,749
Trend Micro, Inc.	15,000	537,596
		2,735,204
TOTAL INFORMATION TECHNOLOGY		15,202,405
MATERIALS - 8.0%
Chemicals - 7.5%
Ise Chemical Corp.	136,000	660,376
JSR Corp.	29,000	573,836
Kaneka Corp.	30,000	338,832
Nihon Micro Coating Co. Ltd. (a)	28,000	286,362
Nissan Chemical Industries Co. Ltd.	32,000	367,397
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Nitto Denko Corp.	17,300	$ 950,812
Osaka Organic Chemical Industry Ltd.	41,700	321,154
Soken Chemical & Engineer Co. Ltd.	22,800	560,647
Teijin Ltd.	285,000	1,300,236
		5,359,652
Metals & Mining - 0.5%
Sumitomo Metal Mining Co. Ltd.	49,000	338,592
TOTAL MATERIALS		5,698,244
TOTAL COMMON STOCKS (Cost $67,204,666)		70,861,932
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 3.31% (b)	358,714	358,714
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	698,200	698,200
TOTAL MONEY MARKET FUNDS (Cost $1,056,914)		1,056,914
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $68,261,580)		71,918,846
NET OTHER ASSETS - (1.0)%		(743,331)
NET ASSETS - 100%		$ 71,175,515
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $68,879,168. Net unrealized appreciation aggregated $3,039,678, of which $7,470,416 related to appreciated investment securities and $4,430,738 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Korea Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804850.101

AKOR-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 6.1%
Halla Climate Control Co.	27,640	$ 252,280
Hankook Tire Co. Ltd.	27,420	342,985
Hyundai Mobis	10,490	768,836
		1,364,101
Automobiles - 8.6%
Hyundai Motor Co.	21,100	1,466,052
Kia Motors Corp.	30,480	467,640
		1,933,692
Diversified Consumer Services - 0.4%
YBM Sisa.com, Inc.	7,215	95,890
Internet & Catalog Retail - 1.7%
CJ Home Shopping	4,127	373,055
Media - 0.4%
Woong Jin.Com Co. Ltd.	15,980	100,880
Multiline Retail - 1.7%
Hyundai Department Store Co. Ltd.	7,370	391,799
TOTAL CONSUMER DISCRETIONARY		4,259,417
CONSUMER STAPLES - 7.6%
Food & Staples Retailing - 2.6%
Shinsegae Co. Ltd.	1,640	582,566
Food Products - 1.6%
Binggrea Co. Ltd.	8,850	363,237
Household Products - 2.6%
LG Household & Health Care Ltd.	12,010	576,264
Personal Products - 0.8%
AmorePacific Corp.	690	189,812
TOTAL CONSUMER STAPLES		1,711,879
ENERGY - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
S-Oil Corp.	6,560	501,312
SK Corp.	5,440	268,997
		770,309
FINANCIALS - 19.2%
Capital Markets - 3.3%
Daewoo Securities Co. Ltd. (a)	35,690	380,163
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Hyundai Securities Co. Ltd. (a)	12,490	$ 129,380
Korea Investment Holdings Co. Ltd.	9,980	229,190
		738,733
Commercial Banks - 10.0%
Kookmin Bank	17,580	936,295
Shinhan Financial Group Co. Ltd.	27,992	852,097
Woori Finance Holdings Co. Ltd.	37,860	468,024
		2,256,416
Consumer Finance - 1.7%
LG Card Co. Ltd. (a)	10,710	389,864
Insurance - 4.2%
Dongbu Insurance Co. Ltd.	20,360	230,799
Korean Reinsurance Co.	17,340	110,652
Samsung Fire & Marine Insurance Co. Ltd.	6,630	601,255
		942,706
TOTAL FINANCIALS		4,327,719
HEALTH CARE - 0.9%
Pharmaceuticals - 0.9%
Hanmi Pharm Co. Ltd.	2,860	205,424
INDUSTRIALS - 7.8%
Construction & Engineering - 6.8%
Daelim Industrial Co.	2,500	153,914
Doosan Heavy Industries & Construction Co. Ltd.	31,440	568,397
Halla Engineering & Construction Corp.	3,610	73,378
Hyundai Engineering & Construction Co. Ltd. (a)	9,110	272,419
LG Engineering & Construction Co. Ltd.	11,390	433,539
Sambu Construction Co. Ltd.	1,750	33,177
		1,534,824
Industrial Conglomerates - 1.0%
LG Corp.	8,360	229,159
TOTAL INDUSTRIALS		1,763,983
INFORMATION TECHNOLOGY - 30.7%
Electronic Equipment & Instruments - 6.5%
Dae Duck Electronics Co. Ltd.	14,420	124,852
LG.Philips LCD Co. Ltd.	13,940	647,755
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Samsung SDI Co. Ltd.	3,360	$ 334,917
SFA Engineering Corp.	14,590	360,009
		1,467,533
Internet Software & Services - 2.8%
NHN Corp. (a)	5,017	622,652
Semiconductors & Semiconductor Equipment - 21.1%
Core Logic, Inc.	1,957	66,935
Hynix Semiconductor, Inc. (a)	51,340	1,199,088
Samsung Electronics Co. Ltd.	6,300	3,478,454
		4,744,477
Software - 0.3%
NCsoft Corp. (a)	910	68,208
TOTAL INFORMATION TECHNOLOGY		6,902,870
MATERIALS - 3.2%
Metals & Mining - 3.2%
POSCO	3,580	717,190
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.4%
KT Corp.	8,070	344,629
Lightron Fiber-Optic Devices, Inc.	21,416	191,913
		536,542
Wireless Telecommunication Services - 3.8%
KT Freetel Co. Ltd.	8,400	223,278
SK Telecom Co. Ltd.	3,320	635,904
		859,182
TOTAL TELECOMMUNICATION SERVICES		1,395,724
UTILITIES - 0.3%
Electric Utilities - 0.0%
Korea Electric Power Corp.	130	4,535
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.3%
E1 Corp.	1,460	$ 51,363
TOTAL UTILITIES		55,898
TOTAL COMMON STOCKS (Cost $15,379,028)		22,110,413
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 3.31% (b) (Cost $448,036)	448,036	448,036
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $15,827,064)		22,558,449
NET OTHER ASSETS - (0.2)%		(36,669)
NET ASSETS - 100%		$ 22,521,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $15,857,339. Net unrealized appreciation aggregated $6,701,110, of which $6,907,067 related to appreciated investment securities and $205,957 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804865.101

ALAF-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Argentina - 0.5%
Cresud S.A.C.I.F.y A. sponsored ADR	2,900	$ 34,713
Telecom Argentina SA Class B sponsored ADR (a)	10,100	127,260
TOTAL ARGENTINA		161,973
Brazil - 50.5%
AES Tiete SA (PN)	7,900,000	147,100
Aracruz Celulose SA (PN-B) sponsored ADR	5,704	212,246
Banco Bradesco SA:
(PN)	21,614	754,156
(PN) sponsored ADR (non-vtg.)	17,100	595,422
Banco Itau Holding Financeira SA:
(PN)	6,279	1,182,332
sponsored ADR (non-vtg.)	1,800	169,128
Braskem SA (PN-A)	100	952
Caemi Mineracao E Metalurgia SA (PN)	344,600	371,408
Centrais Electricas Brasileiras SA (Electrobras) (PN-B)	22,059,800	284,386
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	14,700	457,317
sponsored ADR	2,760	68,448
Companhia de Concessoes Rodoviarias	3,200	71,931
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	6,800	102,816
Companhia Energetica Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	4,300	139,578
Companhia Siderurgica de Tubarao (CST) (PN)	1,769,800	102,796
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	37,100	693,028
Companhia Vale do Rio Doce:
(PN-A)	7,800	219,002
(PN-A) sponsored ADR (non-vtg.)	34,400	958,040
sponsored ADR	33,400	1,087,504
Diagnosticos da America SA	15,000	188,719
Embratel Participacoes SA sponsored ADR (a)	29,500	280,250
Energias do Brasil SA	17,000	155,064
Gerdau SA	6,300	51,917
Gerdau SA sponsored ADR	53,335	554,151
Lojas Renner SA	12,200	235,353
Natura Cosmeticos SA	2,300	77,165
Petroleo Brasileiro SA Petrobras:
(PN)	15,700	717,677
(PN) sponsored ADR (non-vtg.)	30,700	1,403,604
sponsored ADR (a)	27,200	1,429,904
Sadia SA (PN)	43,900	87,450
Tam SA (PN) (a)	18,400	142,755
Common Stocks - continued
	Shares	Value
Brazil - continued
Tele Norte Leste Participacoes SA	8,300	$ 173,693
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	29,668	464,898
Uniao de Bancos Brasileiros SA (Unibanco):
unit	5,600	41,263
GDR	19,700	724,763
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	50,700	905,775
Votorantim Celulose e Papel SA:
(PN)	3,580	42,939
sponsored ADR (non-vtg.)	39,250	472,963
TOTAL BRAZIL		15,767,893
Canada - 1.0%
Gerdau AmeriSteel Corp.	26,800	135,275
Meridian Gold, Inc. (a)	10,200	182,864
TOTAL CANADA		318,139
Chile - 4.0%
Compania Acero del Pacifico SA	16,848	214,347
Empresa Nacional de Electricidad SA sponsored ADR	13,900	361,400
Enersis SA sponsored ADR	34,425	360,086
Lan Chile SA sponsored ADR	6,900	250,470
Vina Concha y Toro SA sponsored ADR	594	56,430
TOTAL CHILE		1,242,733
Luxembourg - 1.6%
Tenaris SA sponsored ADR	5,384	505,396
Mexico - 38.0%
America Movil SA de CV Series L sponsored ADR	130,800	2,911,608
Cemex SA de CV sponsored ADR	46,744	2,204,447
Consorcio ARA SA de CV	21,700	79,378
Corporacion Geo SA de CV Series B (a)	127,800	352,668
Fomento Economico Mexicano SA de CV sponsored ADR	15,221	989,365
Grupo Mexico SA de CV Series B	350,667	599,668
Grupo Modelo SA de CV Series C	124,900	412,443
Grupo Televisa SA de CV sponsored ADR	17,139	1,130,660
Industrias Penoles SA de CV	25,300	118,239
Sare Holding SA de CV Series B (a)	144,200	114,995
Telefonos de Mexico SA de CV Series L sponsored ADR	76,302	1,470,340
Urbi, Desarrollos Urbanos, SA de CV (a)	39,300	245,124
Wal-Mart de Mexico SA de CV Series V	276,195	1,238,133
TOTAL MEXICO		11,867,068
Common Stocks - continued
	Shares	Value
United States of America - 0.4%
Southern Peru Copper Corp.	2,500	$ 128,000
TOTAL COMMON STOCKS (Cost $21,788,113)		29,991,202
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 3.31% (b) (Cost $1,033,698)	1,033,698	1,033,698
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $22,821,811)		31,024,900
NET OTHER ASSETS - 0.7%		225,437
NET ASSETS - 100%		$ 31,250,337
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $22,857,572. Net unrealized appreciation aggregated $8,167,328, of which $8,351,294 related to appreciated investment securities and $183,966 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804851.101

OS-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
Canada - 2.6%
Alcan, Inc.	245,900	$ 8,315
EnCana Corp.	255,200	10,520
Inmet Mining Corp. (a)	115,300	1,733
Talisman Energy, Inc.	160,200	7,025
TOTAL CANADA		27,593
China - 0.1%
Global Bio-Chem Technology Group Co. Ltd.	3,136,000	1,573
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	394,000	4
TOTAL CHINA		1,577
Denmark - 0.3%
TDC AS	61,100	2,746
Finland - 1.8%
Neste Oil Oyj	72,600	2,018
Nokia Corp.	1,077,200	17,181
TOTAL FINLAND		19,199
France - 12.6%
Accor SA	111,912	5,699
Alcatel SA sponsored ADR (a)	327,600	3,997
AXA SA	287,096	7,838
BNP Paribas SA	86,081	6,226
France Telecom SA	140,599	4,345
L'Oreal SA	71,734	5,662
Lagardere S.C.A. (Reg.)	67,500	4,874
Louis Vuitton Moet Hennessy (LVMH)	87,500	7,273
Pernod-Ricard	49,000	8,205
Renault SA	43,800	4,015
Sanofi-Aventis sponsored ADR	258,800	11,206
Thomson SA	80,400	1,823
Total SA Series B	209,597	52,395
Vinci SA	34,500	2,794
Vivendi Universal SA sponsored ADR	291,600	9,267
TOTAL FRANCE		135,619
Germany - 7.6%
Allianz AG (Reg.)	300,200	38,215
BASF AG	94,232	6,672
Deutsche Boerse AG	38,210	3,356
Deutsche Telekom AG sponsored ADR	268,000	5,301
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
E.ON AG	93,279	$ 8,619
GFK AG	29,720	1,172
Hypo Real Estate Holding AG	68,400	2,778
Infineon Technologies AG sponsored ADR (a)	1,030,100	10,116
SAP AG sponsored ADR	83,700	3,584
SolarWorld AG	23,600	2,299
TOTAL GERMANY		82,112
Hong Kong - 1.9%
ASM Pacific Technology Ltd.	1,059,000	4,959
Esprit Holdings Ltd.	393,500	2,936
Hong Kong Exchanges & Clearing Ltd.	1,186,000	3,685
Hutchison Whampoa Ltd.	215,700	2,107
Techtronic Industries Co. Ltd.	727,000	1,805
Television Broadcasts Ltd.	356,000	2,141
Wharf Holdings Ltd.	709,000	2,663
TOTAL HONG KONG		20,296
India - 2.5%
Cipla Ltd.	212,928	1,652
Housing Development Finance Corp. Ltd.	480,520	10,241
Infosys Technologies Ltd.	146,797	7,666
Satyam Computer Services Ltd.	455,108	5,467
State Bank of India	84,732	1,794
TOTAL INDIA		26,820
Ireland - 0.3%
Allied Irish Banks PLC	28,700	621
Ryanair Holdings PLC sponsored ADR (a)	54,900	2,570
TOTAL IRELAND		3,191
Italy - 1.5%
Banca Intesa Spa	1,041,500	5,064
ENI Spa	389,091	11,003
TOTAL ITALY		16,067
Japan - 21.3%
Advantest Corp.	119,000	9,525
Aeon Co. Ltd.	584,200	9,476
Asahi Glass Co. Ltd.	672,000	6,490
Canon, Inc.	100,600	4,947
Credit Saison Co. Ltd.	69,200	2,308
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Dainippon Screen Manufacturing Co. Ltd.	195,000	$ 1,306
Daiwa Securities Group, Inc.	1,578,000	9,262
Honda Motor Co. Ltd.	110,300	5,685
JAFCO Co. Ltd.	135,100	7,305
Millea Holdings, Inc.	165	2,158
Mitsui & Co. Ltd.	319,000	3,075
Mizuho Financial Group, Inc.	2,439	10,997
Murata Manufacturing Co. Ltd.	153,600	7,431
Nikko Cordial Corp.	5,350,000	22,933
Nikon Corp.	240,000	2,706
Nippon Electric Glass Co. Ltd.	172,000	2,582
Nitto Denko Corp.	210,700	11,580
Nomura Holdings, Inc.	594,700	7,071
ORIX Corp.	41,700	6,163
Sega Sammy Holdings, Inc.	54,500	3,369
Sompo Japan Insurance, Inc.	464,000	4,411
Sumitomo Mitsui Financial Group, Inc.	2,945	19,407
T&D Holdings, Inc.	77,150	3,657
Takefuji Corp.	55,520	3,595
TDK Corp.	71,200	4,888
Tokuyama Corp.	189,000	1,519
Tokyo Electron Ltd.	508,800	27,511
Toyota Motor Corp.	379,800	14,406
USS Co. Ltd.	16,980	1,136
Yahoo! Japan Corp.	5,542	11,927
TOTAL JAPAN		228,826
Korea (South) - 4.3%
Honam Petrochemical Corp.	129,500	5,758
Hyundai Motor Co.	40,181	2,792
Kookmin Bank	223,490	11,903
LG Electronics, Inc.	84,271	5,485
LG.Philips LCD Co. Ltd. sponsored ADR	217,900	5,016
Samsung Electronics Co. Ltd.	12,070	6,664
Shinhan Financial Group Co. Ltd.	194,010	5,906
Shinsegae Co. Ltd.	8,090	2,874
TOTAL KOREA (SOUTH)		46,398
Netherlands - 7.9%
Aegon NV	317,600	4,552
ASML Holding NV (a)	2,648,922	46,621
EADS NV	164,500	5,531
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	365,846	$ 11,063
Koninklijke Philips Electronics NV (NY Shares)	238,700	6,474
STMicroelectronics NV (NY Shares)	75,300	1,299
TomTom Group BV	61,500	2,033
VNU NV	246,240	7,064
TOTAL NETHERLANDS		84,637
Norway - 0.3%
Statoil ASA	152,400	3,311
Philippines - 0.2%
Philippine Long Distance Telephone Co. sponsored ADR	56,700	1,648
Singapore - 1.0%
STATS ChipPAC Ltd. (a)	12,431,000	8,590
United Test & Assembly Center Ltd. (a)	4,115,000	1,768
TOTAL SINGAPORE		10,358
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	421,400	7,080
Telefonica SA	340,448	5,725
TOTAL SPAIN		12,805
Sweden - 0.5%
Gambro AB (A Shares)	224,400	3,266
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	77,300	2,656
TOTAL SWEDEN		5,922
Switzerland - 8.7%
ABB Ltd. (Reg.) (a)	1,266,659	8,632
Actelion Ltd. (Reg.) (a)	38,879	4,170
Compagnie Financiere Richemont unit	141,702	4,993
Credit Suisse Group (Reg.)	263,421	11,037
Nestle SA (Reg.)	39,481	10,832
Novartis AG (Reg.)	413,025	20,118
Roche Holding AG (participation certificate)	126,160	17,155
The Swatch Group AG (Reg.)	58,718	1,734
UBS AG (Reg.)	184,308	15,106
TOTAL SWITZERLAND		93,777
Taiwan - 8.5%
Acer, Inc.	3,525,000	6,714
Advanced Semiconductor Engineering, Inc.	11,206,000	8,790
ASE Test Ltd. (a)	101,400	705
Common Stocks - continued
	Shares	Value (000s)
Taiwan - continued
AU Optronics Corp.	1,794,140	$ 2,801
Chi Mei Optoelectronics Corp.	1,718,000	2,526
Chi Mei Optoelectronics Corp. GDR (d)	176,300	2,583
Hon Hai Precision Industries Co. Ltd.	491,328	2,760
King Yuan Electronics Co. Ltd.	3,104,258	2,591
Siliconware Precision Industries Co. Ltd.	9,364,340	9,638
Sunplus Technology Co. Ltd.	2,085,000	2,797
Taiwan Semiconductor Manufacturing Co. Ltd.	6,112,782	10,204
United Microelectronics Corp.	39,956,400	28,272
United Microelectronics Corp. sponsored ADR	1,612,200	6,207
Yageo Corp. (a)	12,160,000	4,426
TOTAL TAIWAN		91,014
United Kingdom - 9.5%
3i Group PLC	106,873	1,337
Admiral Group PLC	234,900	1,528
AstraZeneca PLC (United Kingdom)	77,800	3,535
BAE Systems PLC	487,100	2,637
BHP Billiton PLC	467,002	6,620
BP PLC	1,776,208	19,503
HSBC Holdings PLC (United Kingdom) (Reg.)	734,167	11,892
ITV PLC	2,015,708	4,251
Man Group PLC	274,797	7,853
O2 PLC	1,168,000	2,859
Reckitt Benckiser PLC	74,500	2,239
Reuters Group PLC	230,300	1,565
Rio Tinto PLC (Reg.)	155,618	5,161
Smiths Group PLC	150,500	2,535
Standard Chartered PLC (United Kingdom)	143,400	2,798
Tesco PLC	599,811	3,431
Vodafone Group PLC	7,146,379	18,459
Xstrata PLC	176,900	3,762
TOTAL UNITED KINGDOM		101,965
United States of America - 4.0%
Applied Materials, Inc.	279,800	5,165
Freeport-McMoRan Copper & Gold, Inc. Class B	159,500	6,425
Honeywell International, Inc.	140,100	5,503
Lyondell Chemical Co.	439,100	12,268
NTL, Inc. (a)	58,600	3,905
Synthes, Inc.	47,159	5,117
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Telewest Global, Inc. (a)	97,131	$ 2,170
Teradyne, Inc. (a)	133,700	2,076
TOTAL UNITED STATES OF AMERICA		42,629
TOTAL COMMON STOCKS (Cost $1,011,717)		1,058,510
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 3.31% (b)	22,098,681	22,099
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	49,202,497	49,202
TOTAL MONEY MARKET FUNDS (Cost $71,301)		71,301
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,083,018)		1,129,811
NET OTHER ASSETS - (5.2)%		(56,215)
NET ASSETS - 100%		$ 1,073,596
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,583,000 or 0.2% of net assets.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,089,237,000. Net unrealized appreciation aggregated $40,574,000, of which $107,281,000 related to appreciated investment securities and $66,707,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804852.101

AVLF-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.6%
Delphi Corp.	8,000	$ 42,400
Lear Corp.	4,500	192,465
		234,865
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (a)	500	37,575
Service Corp. International (SCI)	9,900	85,833
		123,408
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	2,500	77,925
Household Durables - 1.3%
Centex Corp.	1,000	73,980
KB Home	1,400	114,674
LG Electronics, Inc.	450	29,288
Sony Corp. sponsored ADR	3,100	100,781
Techtronic Industries Co. Ltd.	21,000	52,138
Toll Brothers, Inc. (a)	2,000	110,840
		481,701
Internet & Catalog Retail - 0.8%
eBay, Inc. (a)	5,800	242,324
IAC/InterActiveCorp (a)	2,900	77,430
		319,754
Leisure Equipment & Products - 1.0%
Eastman Kodak Co.	14,500	387,730
Media - 3.8%
Clear Channel Communications, Inc.	3,020	98,573
EchoStar Communications Corp. Class A	1,300	37,336
Grupo Televisa SA de CV (CPO) sponsored ADR	1,300	85,761
Lamar Advertising Co. Class A (a)	5,664	249,273
News Corp. Class A	1,476	24,177
NTL, Inc. (a)	326	21,721
Omnicom Group, Inc.	700	59,409
The Reader's Digest Association, Inc. (non-vtg.)	1,700	27,608
Time Warner, Inc. (a)	10,700	182,114
Univision Communications, Inc. Class A (a)	11,700	330,876
Valassis Communications, Inc. (a)	600	23,730
Viacom, Inc. Class B (non-vtg.)	2,634	88,213
Walt Disney Co.	8,900	228,196
XM Satellite Radio Holdings, Inc. Class A (a)	700	24,941
		1,481,928
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.0%
99 Cents Only Stores (a)	4,300	$ 52,761
Federated Department Stores, Inc.	1,100	83,457
JCPenney Co., Inc.	1,600	89,824
Kohl's Corp. (a)	1,700	95,795
Nordstrom, Inc.	1,600	59,216
		381,053
Specialty Retail - 0.4%
Blockbuster, Inc. Class B	3	24
Home Depot, Inc.	3,700	160,987
Maidenform Brands, Inc.	200	3,650
		164,661
TOTAL CONSUMER DISCRETIONARY		3,653,025
CONSUMER STAPLES - 5.1%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	7,300	171,550
PepsiCo, Inc.	1,100	59,983
The Coca-Cola Co.	3,700	161,912
		393,445
Food & Staples Retailing - 1.0%
Kroger Co. (a)	3,300	65,505
Rite Aid Corp. (a)	3,800	17,062
Safeway, Inc.	5,800	140,940
Wal-Mart Stores, Inc.	1,900	93,765
Walgreen Co.	1,600	76,576
		393,848
Food Products - 0.7%
Corn Products International, Inc.	3,200	77,024
Nestle SA (Reg.)	332	91,088
Tyson Foods, Inc. Class A	5,100	95,064
		263,176
Household Products - 0.9%
Colgate-Palmolive Co.	6,400	338,816
Personal Products - 0.2%
Gillette Co.	1,480	79,432
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.3%
Altria Group, Inc.	7,930	$ 530,993
TOTAL CONSUMER STAPLES		1,999,710
ENERGY - 14.8%
Energy Equipment & Services - 6.3%
Baker Hughes, Inc.	600	33,924
BJ Services Co.	3,400	207,366
ENSCO International, Inc.	1,700	68,646
FMC Technologies, Inc. (a)	4,100	148,625
GlobalSantaFe Corp.	4,000	179,960
Halliburton Co.	9,100	510,055
Hornbeck Offshore Services, Inc. (a)	1,300	38,870
National Oilwell Varco, Inc. (a)	6,832	357,655
Pride International, Inc. (a)	6,000	156,120
Schlumberger Ltd. (NY Shares)	3,400	284,716
Smith International, Inc.	2,100	142,674
Transocean, Inc. (a)	2,100	118,503
Weatherford International Ltd. (a)	3,230	204,394
		2,451,508
Oil, Gas & Consumable Fuels - 8.5%
Amerada Hess Corp.	800	94,288
Apache Corp.	1,400	95,760
Burlington Resources, Inc.	2,600	166,686
Chevron Corp.	7,800	452,478
ConocoPhillips	2,300	143,957
El Paso Corp.	6,400	76,800
Encore Acquisition Co. (a)	2,400	75,696
Exxon Mobil Corp.	23,370	1,372,988
Marathon Oil Corp.	118	6,886
Occidental Petroleum Corp.	1,800	148,104
OMI Corp.	2,500	45,075
Quicksilver Resources, Inc. (a)	6,750	285,930
Royal Dutch Shell PLC ADR Class B (a)	603	38,393
Valero Energy Corp.	3,600	298,008
		3,301,049
TOTAL ENERGY		5,752,557
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.8%
Capital Markets - 3.0%
Bear Stearns Companies, Inc.	700	$ 71,477
Investors Financial Services Corp.	1,400	48,188
KKR Financial Corp.	200	4,896
Lehman Brothers Holdings, Inc.	1,100	115,643
Merrill Lynch & Co., Inc.	5,000	293,900
Morgan Stanley	7,000	371,350
Nuveen Investments, Inc. Class A	1,500	57,000
State Street Corp.	1,100	54,714
TradeStation Group, Inc. (a)	5,200	49,868
UBS AG (NY Shares)	1,200	98,352
		1,165,388
Commercial Banks - 4.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	3,600	125,352
Bank of America Corp.	19,742	860,751
Korea Exchange Bank (a)	10,750	105,052
UCBH Holdings, Inc.	5,400	98,658
Wachovia Corp.	8,159	411,050
Wells Fargo & Co.	2,550	156,417
		1,757,280
Consumer Finance - 0.2%
Capital One Financial Corp.	1,150	94,875
Diversified Financial Services - 2.8%
Citigroup, Inc.	10,100	439,350
JPMorgan Chase & Co.	18,440	647,982
		1,087,332
Insurance - 7.1%
ACE Ltd.	4,900	226,429
AMBAC Financial Group, Inc.	510	36,638
American International Group, Inc.	25,240	1,519,448
Hartford Financial Services Group, Inc.	3,200	257,824
Hilb Rogal & Hobbs Co.	2,800	94,892
MetLife, Inc.	2,100	103,194
PartnerRe Ltd.	3,500	226,870
Platinum Underwriters Holdings Ltd.	200	6,934
Scottish Re Group Ltd.	2,300	55,315
The Chubb Corp.	500	44,410
W.R. Berkley Corp.	4,850	181,536
		2,753,490
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - 0.9%
Apartment Investment & Management Co. Class A	2,900	$ 127,600
Digital Realty Trust, Inc.	400	7,576
Equity Lifestyle Properties, Inc.	350	15,425
General Growth Properties, Inc.	3,100	142,538
iStar Financial, Inc.	1,300	55,627
Spirit Finance Corp. (d)	300	3,528
		352,294
Thrifts & Mortgage Finance - 2.3%
Doral Financial Corp.	4,400	67,892
Fannie Mae	6,260	349,684
Freddie Mac	2,400	151,872
Golden West Financial Corp., Delaware	1,240	80,749
Hudson City Bancorp, Inc.	3,500	41,405
New York Community Bancorp, Inc.	1,533	28,146
Sovereign Bancorp, Inc.	5,700	136,743
W Holding Co., Inc.	1,836	19,627
		876,118
TOTAL FINANCIALS		8,086,777
HEALTH CARE - 9.4%
Biotechnology - 1.9%
Alkermes, Inc. (a)	1,500	23,250
Amgen, Inc. (a)	1,300	103,675
Biogen Idec, Inc. (a)	1,500	58,935
BioMarin Pharmaceutical, Inc. (a)	9,000	76,500
Cephalon, Inc. (a)	6,100	255,590
Genentech, Inc. (a)	700	62,531
MedImmune, Inc. (a)	4,800	136,368
ONYX Pharmaceuticals, Inc. (a)	1,500	35,175
		752,024
Health Care Equipment & Supplies - 3.8%
Baxter International, Inc.	18,340	720,212
CONMED Corp. (a)	1,100	33,121
Cooper Companies, Inc.	1,300	89,310
Dade Behring Holdings, Inc.	700	53,060
Medtronic, Inc.	2,350	126,759
PerkinElmer, Inc.	3,000	62,940
Syneron Medical Ltd.	700	26,985
Thermo Electron Corp. (a)	2,100	62,706
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Varian, Inc. (a)	1,000	$ 37,470
Waters Corp. (a)	5,900	267,152
		1,479,715
Health Care Providers & Services - 0.6%
McKesson Corp.	1,400	63,000
Sierra Health Services, Inc. (a)	800	53,952
UnitedHealth Group, Inc.	2,400	125,520
		242,472
Pharmaceuticals - 3.1%
Allergan, Inc.	1,100	98,307
Connetics Corp. (a)	800	14,968
Pfizer, Inc.	14,200	376,300
Schering-Plough Corp.	19,740	410,987
Valeant Pharmaceuticals International	1,500	29,595
Wyeth	6,100	279,075
		1,209,232
TOTAL HEALTH CARE		3,683,443
INDUSTRIALS - 16.1%
Aerospace & Defense - 4.8%
Hexcel Corp. (a)	2,300	39,744
Honeywell International, Inc.	38,140	1,498,139
Orbital Sciences Corp. (a)	2,000	23,040
Precision Castparts Corp.	550	49,489
Raytheon Co.	3,800	149,454
The Boeing Co.	1,750	115,518
		1,875,384
Air Freight & Logistics - 0.2%
EGL, Inc. (a)	3,200	64,416
Airlines - 0.7%
ACE Aviation Holdings, Inc. Class A (a)	2,000	62,335
AirTran Holdings, Inc. (a)	3,600	41,184
JetBlue Airways Corp. (a)	2,900	60,900
Northwest Airlines Corp. (a)	9,800	45,570
Southwest Airlines Co.	3,400	48,246
		258,235
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.4%
Masco Corp.	3,050	$ 103,426
York International Corp.	1,500	64,095
		167,521
Commercial Services & Supplies - 0.5%
Robert Half International, Inc.	5,700	193,173
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	4,800	134,160
Dycom Industries, Inc. (a)	2,100	51,240
Fluor Corp.	4,000	255,200
Foster Wheeler Ltd. (a)	1,900	43,890
Jacobs Engineering Group, Inc. (a)	2,100	123,648
MasTec, Inc. (a)	6,000	58,800
		666,938
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR (a)	7,200	49,032
Cooper Industries Ltd. Class A	600	38,748
		87,780
Industrial Conglomerates - 6.1%
3M Co.	1,000	75,000
General Electric Co.	47,430	1,636,331
Tyco International Ltd.	22,000	670,340
		2,381,671
Machinery - 0.4%
ITT Industries, Inc.	1,430	152,152
Road & Rail - 0.6%
Norfolk Southern Corp.	6,100	226,981
Trading Companies & Distributors - 0.5%
Watsco, Inc.	2,000	94,720
WESCO International, Inc. (a)	3,300	112,398
		207,118
TOTAL INDUSTRIALS		6,281,369
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 1.3%
Avaya, Inc. (a)	4,900	50,617
Comverse Technology, Inc. (a)	3,900	98,631
Juniper Networks, Inc. (a)	4,300	103,157
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	2,700	$ 57,186
Nokia Corp. sponsored ADR	12,400	197,780
		507,371
Computers & Peripherals - 1.7%
Dell, Inc. (a)	800	32,376
EMC Corp. (a)	6,000	82,140
Hewlett-Packard Co.	15,400	379,148
International Business Machines Corp.	610	50,911
Maxtor Corp. (a)	9,300	54,870
Western Digital Corp. (a)	4,000	59,960
		659,405
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	10,200	267,648
Amphenol Corp. Class A	1,400	62,356
Symbol Technologies, Inc.	9,500	110,580
Trimble Navigation Ltd. (a)	600	23,376
TTM Technologies, Inc. (a)	5,000	35,450
Vishay Intertechnology, Inc. (a)	5,600	78,512
		577,922
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	3,000	45,810
Google, Inc. Class A (sub. vtg.)	700	201,432
Yahoo!, Inc. (a)	4,000	133,360
		380,602
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	2,290	114,431
Anteon International Corp. (a)	2,100	98,595
Ceridian Corp. (a)	3,200	66,976
		280,002
Office Electronics - 0.1%
Xerox Corp. (a)	2,700	35,667
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	1,900	74,480
Cabot Microelectronics Corp. (a)	2,300	69,161
Freescale Semiconductor, Inc. Class A	6,500	165,880
Intel Corp.	9,600	260,544
Maxim Integrated Products, Inc.	3,400	142,358
Micron Technology, Inc. (a)	3,500	41,580
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. (a)	2,200	$ 21,626
Samsung Electronics Co. Ltd.	128	70,673
		846,302
Software - 2.3%
BEA Systems, Inc. (a)	5,769	52,267
Electronic Arts, Inc. (a)	1,600	92,160
Macrovision Corp. (a)	500	10,915
Microsoft Corp.	15,060	385,687
NAVTEQ Corp.	1,700	74,749
Oracle Corp. (a)	2,900	39,382
PalmSource, Inc. (a)	900	7,020
Siebel Systems, Inc.	5,600	47,040
Symantec Corp. (a)	5,900	129,623
TIBCO Software, Inc. (a)	4,200	32,298
Ulticom, Inc. (a)	3,800	46,550
		917,691
TOTAL INFORMATION TECHNOLOGY		4,204,962
MATERIALS - 6.8%
Chemicals - 4.5%
Ashland, Inc.	500	30,725
Cytec Industries, Inc.	600	27,228
Dow Chemical Co.	2,300	110,285
E.I. du Pont de Nemours & Co.	13,200	563,376
Ecolab, Inc.	1,300	43,654
Ferro Corp.	4,200	94,500
Georgia Gulf Corp.	1,300	41,249
Lyondell Chemical Co.	12,880	359,867
Monsanto Co.	2,800	188,636
Mosaic Co. (a)	4,600	80,040
Praxair, Inc.	2,400	118,536
Rohm & Haas Co.	1,900	87,514
		1,745,610
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	600	43,614
Containers & Packaging - 1.2%
Crown Holdings, Inc. (a)	2,000	31,580
Owens-Illinois, Inc. (a)	6,712	172,163
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	4,200	$ 89,250
Smurfit-Stone Container Corp. (a)	15,075	182,860
		475,853
Metals & Mining - 1.0%
Alcoa, Inc.	5,300	148,665
Freeport-McMoRan Copper & Gold, Inc. Class B	2,000	80,560
Newmont Mining Corp.	4,150	155,833
		385,058
TOTAL MATERIALS		2,650,135
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.1%
ALLTEL Corp.	800	53,200
Covad Communications Group, Inc. (a)	67,400	90,990
NeuStar, Inc. Class A	300	8,400
New Skies Satellites Holdings Ltd.	2,500	51,750
SBC Communications, Inc.	26,850	656,483
Telewest Global, Inc. (a)	6,800	151,912
Verizon Communications, Inc.	5,900	201,957
		1,214,692
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	5,100	117,198
Leap Wireless International, Inc. (a)	1,200	37,260
Nextel Communications, Inc. Class A (a)	11,800	410,640
Nextel Partners, Inc. Class A (a)	7,900	196,710
		761,808
TOTAL TELECOMMUNICATION SERVICES		1,976,500
UTILITIES - 1.6%
Electric Utilities - 1.0%
Entergy Corp.	2,100	163,674
ITC Holdings Corp.	100	2,800
PG&E Corp.	3,100	116,653
PPL Corp.	1,500	92,370
Southern Co.	800	27,992
		403,489
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	2,400	$ 38,520
TXU Corp.	400	34,656
		73,176
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	7,500	118,800
Public Service Enterprise Group, Inc.	400	25,720
		144,520
TOTAL UTILITIES		621,185
TOTAL COMMON STOCKS (Cost $34,271,612)		38,909,663
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 3.31% (b)	125,595	125,595
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	62,000	62,000
TOTAL MONEY MARKET FUNDS (Cost $187,595)		187,595
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $34,459,207)		39,097,258
NET OTHER ASSETS - (0.4)%		(163,707)
NET ASSETS - 100%		$ 38,933,551
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,528 or 0.0% of net assets.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $34,622,802. Net unrealized appreciation aggregated $4,474,456, of which $5,115,141 related to appreciated investment securities and $640,685 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 20, 2005